UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22167
Virtus Strategy Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Sep 30
Date of reporting period:
March 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Convertible Fund
Class A / ANZAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class A / ANZAX	$48	0.96%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Convertible Fund
Class C / ANZCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class C / ANZCX	$86	1.73%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Convertible Fund
Institutional Class / ANNPX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Institutional Class / ANNPX	$36	0.71%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Convertible Fund
Class R6 / VAADX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class R6 / VAADX	$31	0.62%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Water Fund
Class A / AWTAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class A / AWTAX	$60	1.24%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$541,284
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Water Utilities	35%
Machinery	21%
Commercial Services & Supplies	12%
Building Products	7%
Multi-Utilities	5%
Trading Companies & Distributors	4%
Chemicals	4%
Construction & Engineering	4%
Electronic Equipment, Instruments & Components	4%
Life Sciences Tools & Services	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Water Fund
Class C / AWTCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class C / AWTCX	$96	1.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$541,284
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Water Utilities	35%
Machinery	21%
Commercial Services & Supplies	12%
Building Products	7%
Multi-Utilities	5%
Trading Companies & Distributors	4%
Chemicals	4%
Construction & Engineering	4%
Electronic Equipment, Instruments & Components	4%
Life Sciences Tools & Services	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Water Fund
Institutional Class / AWTIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Institutional Class / AWTIX	$46	0.95%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$541,284
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Water Utilities	35%
Machinery	21%
Commercial Services & Supplies	12%
Building Products	7%
Multi-Utilities	5%
Trading Companies & Distributors	4%
Chemicals	4%
Construction & Engineering	4%
Electronic Equipment, Instruments & Components	4%
Life Sciences Tools & Services	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Global Allocation Fund
Class A / PALAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class A / PALAX	$26	0.52%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Global Allocation Fund
Class C / PALCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class C / PALCX	$62	1.27%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Global Allocation Fund
Institutional Class / PALLX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Institutional Class / PALLX	$14	0.29%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Global Allocation Fund
Class R6 / AGASX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class R6 / AGASX	$11	0.22%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus International Small-Cap Fund
Class A / AOPAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class A / AOPAX	$61	1.25%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus International Small-Cap Fund
Class C / AOPCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class C / AOPCX	$98	2.00%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus International Small-Cap Fund
Institutional Class / ALOIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Institutional Class / ALOIX	$51	1.04%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus International Small-Cap Fund
Class R6 / AIISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class R6 / AIISX	$49	1.00%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Short Duration High Income Fund
Class A / ASHAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class A / ASHAX	$43	0.86%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Short Duration High Income Fund
Class C / ASHCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class C / ASHCX	$56	1.11%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Short Duration High Income Fund
Institutional Class / ASHIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Institutional Class / ASHIX	$30	0.60%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Short Duration High Income Fund
Class R6 / ASHSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class R6 / ASHSX	$28	0.55%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Emerging Markets Value Fund
Class A / AZMAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class A / AZMAX	$56	1.14%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$15,123
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	29%
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	23%
Financials	15%
Communication Services	9%
Industrials	7%
Energy	5%
Materials	5%
Other	8%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Emerging Markets Value Fund
Class C / AZMCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class C / AZMCX	$93	1.89%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$15,123
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	29%
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	23%
Financials	15%
Communication Services	9%
Industrials	7%
Energy	5%
Materials	5%
Other	8%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus NFJ Emerging Markets Value Fund
Institutional Class / AZMIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Institutional Class / AZMIX	$44	0.89%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$15,123
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	29%
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	23%
Financials	15%
Communication Services	9%
Industrials	7%
Energy	5%
Materials	5%
Other	8%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8129
Virtus Convertible Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS STRATEGY TRUST

March 31, 2025
Virtus Convertible Fund
Virtus Duff & Phelps Water Fund
Virtus Global Allocation Fund
Virtus International Small-Cap Fund
Virtus Newfleet Short Duration High Income Fund
Virtus NFJ Emerging Markets Value Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Financial Times Stock Exchange (“FTSE”)
FTSE Russell provides a comprehensive range of reliable and accurate indexes, giving investors the tools they require to measure and analyze global markets across asset classes, styles or strategies.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of underlying home loans bought from banks which issue them.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2025
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tokyo Stock Price Index (“TOPIX”)
Tokyo Stock Price Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—83.5%
Aerospace & Defense—0.2%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 725	$ 2,620
Auto Manufacturers—1.6%
Rivian Automotive, Inc.
4.625%, 3/15/29	10,380	10,121
3.625%, 10/15/30	11,275	9,764
		19,885

Biotechnology—5.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	10,995	12,661
Bridgebio Pharma, Inc. 2.500%, 3/15/27	7,585	8,653
Guardant Health, Inc. 1.250%, 2/15/31	5,645	5,822
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	17,745	18,776
Insmed, Inc. 0.750%, 6/1/28	2,775	6,578
PTC Therapeutics, Inc. 1.500%, 9/15/26	4,970	5,798
Travere Therapeutics, Inc. 2.250%, 3/1/29	7,795	7,748
		66,036

Commercial Services—4.0%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	6,615	5,828
Block, Inc. 0.000%, 5/1/26(2)	16,790	15,925
Global Payments, Inc. 1.500%, 3/1/31	12,265	11,554
Shift4 Payments, Inc. 0.500%, 8/1/27	13,985	14,118
Stride, Inc. 1.125%, 9/1/27	1,270	3,096
		50,521

Computers—5.8%
Lumentum Holdings, Inc. 0.500%, 12/15/26	23,550	24,398
PAR Technology Corp. 1.500%, 10/15/27	10,805	11,523
Seagate HDD Cayman 3.500%, 6/1/28	8,345	10,047
Super Micro Computer, Inc. 3.500%, 3/1/29	8,265	7,976
Western Digital Corp. 3.000%, 11/15/28	7,315	9,407
Zscaler, Inc. 0.125%, 7/1/25	6,910	9,142
		72,493

Diversified REITS—1.4%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	17,065	16,899
	Par Value	Value

Electric Utilities—6.3%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 16,745	$ 19,323
PG&E Corp. 4.250%, 12/1/27	24,530	25,916
Southern Co. (The) 3.875%, 12/15/25	21,105	23,490
TXNM Energy, Inc. 144A 5.750%, 6/1/54(1)	7,655	9,551
		78,280

Electronics—2.0%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	8,625	8,816
Itron, Inc. 144A 1.375%, 7/15/30(1)	6,205	6,473
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	7,990	9,725
		25,014

Engineering & Construction—1.0%
Fluor Corp. 1.125%, 8/15/29	1,970	2,093
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	8,395	10,005
		12,098

Entertainment—4.8%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	20,840	18,141
IMAX Corp. 0.500%, 4/1/26	11,175	12,357
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	29,030	30,046
		60,544

Financial Services—3.8%
Coinbase Global, Inc. 0.500%, 6/1/26	19,245	18,803
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	10,460	8,760
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	12,620	12,563
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	8,310	7,271
		47,397

Health Care REITs—2.9%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	27,430	35,933
Healthcare-Products—4.4%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	9,455	8,961
Envista Holdings Corp. 2.375%, 6/1/25	6,545	6,514
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	$ 9,565	$ 8,193
Insulet Corp. 0.375%, 9/1/26	7,565	9,580
iRhythm Technologies, Inc. 1.500%, 9/1/29	7,100	7,373
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	6,600	8,976
Repligen Corp. 1.000%, 12/15/28	5,440	5,293
		54,890

Industrial REITs—1.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	15,775	15,728
Internet—9.3%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	3,780	5,398
Booking Holdings, Inc. 0.750%, 5/1/25	3,680	9,045
Expedia Group, Inc. 0.000%, 2/15/26	7,575	7,461
Magnite, Inc. 0.250%, 3/15/26	6,860	6,524
Palo Alto Networks, Inc. 0.375%, 6/1/25	2,180	7,475
Sea Ltd. 2.375%, 12/1/25	5,955	8,766
Shopify, Inc. 0.125%, 11/1/25	12,630	12,662
Snap, Inc. 0.750%, 8/1/26	8,285	7,972
Spotify USA, Inc. 0.000%, 3/15/26	4,875	5,812
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	8,840	10,453
Uber Technologies, Inc.
0.000%, 12/15/25(2)	19,180	20,331
Series 2028 0.875%, 12/1/28	2,705	3,292
Wayfair, Inc. 3.250%, 9/15/27	7,015	6,857
Zillow Group, Inc. 2.750%, 5/15/25	3,435	3,566
		115,614

Investment Companies—0.2%
IREN Ltd. 144A 3.250%, 6/15/30(1)	4,225	3,101
Iron & Steel—0.5%
United States Steel Corp. 5.000%, 11/1/26	1,980	6,261
Leisure Time—2.2%
Carnival Corp. 5.750%, 12/1/27	4,135	6,899
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd. 1.125%, 2/15/27	$ 15,150	$ 14,703
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,360	5,622
		27,224

Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	5,850	7,269
Machinery-Diversified—0.5%
Middleby Corp. (The) 1.000%, 9/1/25	5,060	6,098
Media—2.1%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	21,265	21,286
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	3,900	4,739
		26,025

Metal Fabricate/Hardware—0.9%
Xometry, Inc. 1.000%, 2/1/27	11,750	11,356
Mining—1.2%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	11,340	15,621
Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 0.500%, 12/15/27	2,060	4,828
Oil, Gas & Consumable Fuels—1.0%
UGI Corp. 144A 5.000%, 6/1/28(1)	9,925	12,816
Passenger Airlines—1.3%
American Airlines Group, Inc. 6.500%, 7/1/25	14,225	14,225
JetBlue Airways Corp. 144A 2.500%, 9/1/29(1)	2,530	2,598
		16,823

Pharmaceuticals—2.5%
Dexcom, Inc. 0.250%, 11/15/25	19,400	18,847
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	10,765	11,933
		30,780

Retail—1.1%
Burlington Stores, Inc. 1.250%, 12/15/27	4,835	6,373
Shake Shack, Inc. 0.000%, 3/1/28	7,440	6,849
		13,222

	Par Value	Value

Retail REIT—0.4%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	$ 4,610	$ 4,592
Semiconductors—2.6%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	6,610	6,008
ON Semiconductor Corp. 0.500%, 3/1/29	10,435	8,988
Semtech Corp. 1.625%, 11/1/27	6,245	7,681
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	8,105	7,619
Wolfspeed, Inc. 0.250%, 2/15/28	10,185	2,429
		32,725

Software—10.0%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	7,395	10,797
Cloudflare, Inc. 0.000%, 8/15/26(2)	16,140	16,205
Confluent, Inc. 0.000%, 1/15/27(2)	2,665	2,458
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	14,820	12,871
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	12,155	12,659
HubSpot, Inc. 0.375%, 6/1/25	530	1,067
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(2)	28,105	22,653
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	14,260	15,066
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	16,165	18,905
Tyler Technologies, Inc. 0.250%, 3/15/26	5,280	6,433
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	6,695	6,032
		125,146

Telecommunications—1.0%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	1,845	1,601
AST SpaceMobile, Inc. 144A 4.250%, 3/1/32(1)	3,245	3,803
Viavi Solutions, Inc. 1.625%, 3/15/26	6,965	7,461
		12,865

	Par Value	Value

Water Utilities—0.9%
American Water Capital Corp. 3.625%, 6/15/26	$ 11,595	$ 11,838
Total Convertible Bonds and Notes (Identified Cost $1,018,153)		1,042,542

	Shares
Convertible Preferred Stocks—12.2%
Aerospace & Defense—3.0%
Boeing Co. (The), 6.000%	633,840	37,923
Banks—3.1%
Wells Fargo & Co. Series L, 7.500%	31,765	38,143
Capital Markets—1.8%
Ares Management Corp. Series B, 6.750%	192,440	9,277
KKR & Co., Inc. Series D, 6.250%	258,960	12,793
		22,070

Chemicals—0.4%
Albemarle Corp., 7.250%	150,940	5,381
Electric Utilities—1.3%
NextEra Energy, Inc., 6.926%	236,635	9,615
PG&E Corp. Series A, 6.000%	143,075	6,401
		16,016

Healthcare Providers & Services—0.6%
BrightSpring Health Services, Inc., 6.750%	108,505	7,053
Machinery—0.2%
Chart Industries, Inc. Series B, 6.750%	45,300	2,481
Semiconductors & Semiconductor Equipment—1.0%
Microchip Technology, Inc., 7.500%	246,805	12,422
Software—0.2%
MicroStrategy, Inc., 8.000%	36,705	3,083
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—0.6%
Hewlett Packard Enterprise Co., 7.625%	164,055	$ 7,832
Total Convertible Preferred Stocks (Identified Cost $152,344)		152,404

Total Long-Term Investments—95.7% (Identified Cost $1,170,497)		1,194,946

	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%)(3)	8,117,895	$ 8,118
Total Short-Term Investment (Identified Cost $8,118)		8,118

TOTAL INVESTMENTS—96.4% (Identified Cost $1,178,615)		$1,203,064
Other assets and liabilities, net—3.6%		45,004
NET ASSETS—100.0%		$1,248,068

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $410,613 or 32.9% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Cayman Islands	4
Bermuda	2
Canada	2
Panama	1
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,042,542	$—	$1,042,542
Equity Securities:
Convertible Preferred Stocks	152,404	152,404	—
Money Market Mutual Fund	8,118	8,118	—
Total Investments	$1,203,064	$160,522	$1,042,542
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Notes
Investments in Securities
Balance as of September 30, 2024:	$24,809	$24,809
Net realized gain (loss)	(8)	(8)
Net change in unrealized appreciation (depreciation)	(849)	(849)
Sales(a)	(23,952)	(23,952)
Balance as of March 31, 2025	$ —	$ —
(a) Includes paydowns on securities.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Brazil—4.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,374,376	$ 24,546
Canada—5.2%
GFL Environmental, Inc.	381,231	18,417
Stantec, Inc.	116,614	9,666
		28,083

China—0.6%
Guangdong Investment Ltd. (Hong Kong)	4,350,000	3,203
France—4.6%
Veolia Environnement S.A.	720,684	24,786
Japan—1.2%
Kurita Water Industries Ltd.	200,400	6,198
Netherlands—1.5%
Aalberts N.V.	75,975	2,590
Arcadis N.V.	108,929	5,561
		8,151

Switzerland—4.4%
Geberit AG Registered Shares	16,536	10,360
Georg Fischer AG Registered Shares	186,615	13,658
		24,018

United Kingdom—20.1%
Halma plc	287,793	9,656
Pennon Group plc	2,324,709	13,467
Pentair plc	230,756	20,187
Severn Trent plc	1,073,881	35,156
United Utilities Group plc	2,316,375	30,224
		108,690

United States—57.6%
Advanced Drainage Systems, Inc.	153,594	16,688
AECOM	84,810	7,864
	Shares	Value

United States—continued
American States Water Co.	14,146	$ 1,113
American Water Works Co., Inc.	234,414	34,581
Badger Meter, Inc.	53,563	10,190
California Water Service Group	35,006	1,696
Core & Main, Inc. Class A(1)	383,850	18,544
Danaher Corp.	29,710	6,091
Ecolab, Inc.	90,564	22,960
Energy Recovery, Inc.(1)	248,928	3,955
Essential Utilities, Inc.	865,354	34,207
Ferguson Enterprises, Inc.	29,774	4,771
Franklin Electric Co., Inc.	90	8
IDEX Corp.	30,835	5,580
Mueller Water Products, Inc. Class A	414,620	10,540
SJW Group	182,302	9,970
Tetra Tech, Inc.	311,728	9,118
Thermo Fisher Scientific, Inc.	17,552	8,734
Valmont Industries, Inc.	17,515	4,998
Veralto Corp.	290,641	28,323
Waste Management, Inc.	41,340	9,571
Watts Water Technologies, Inc. Class A	30,216	6,162
Xylem, Inc.	379,466	45,331
Zurn Elkay Water Solutions Corp.	330,840	10,911
		311,906

Total Common Stocks (Identified Cost $365,875)		539,581

Total Long-Term Investments—99.7% (Identified Cost $365,875)		539,581

TOTAL INVESTMENTS—99.7% (Identified Cost $365,875)		$539,581
Other assets and liabilities, net—0.3%		1,703
NET ASSETS—100.0%		$541,284
Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	58%
United Kingdom	20
Canada	5
France	5
Brazil	5
Switzerland	4
Netherlands	1
Other	2
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$539,581	$384,722	$154,859
Total Investments	$539,581	$384,722	$154,859
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.5%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 657
U.S. Treasury Bonds
2.250%, 2/15/52	4,000	2,524
3.625%, 5/15/53	1,500	1,264
4.500%, 11/15/54	1,000	985
U.S. Treasury Notes
3.375%, 5/15/33	1,000	947
4.375%, 5/15/34	2,250	2,280
Total U.S. Government Securities (Identified Cost $9,800)		8,657

Mortgage-Backed Securities—10.1%
Agency—8.0%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	805
Federal National Mortgage Association
2021-M3G, A2 1.245%, 1/25/31(1)	1,000	842
2021-M2G, A2 1.375%, 3/25/31(1)	1,000	843
2021-M2S, A2 1.807%, 10/25/31(1)	1,000	853
Government National Mortgage Association
Pool #784446 3.000%, 2/20/48	604	536
Pool #784648 3.000%, 11/20/48	1,340	1,192
Pool #BV0838 2.500%, 8/20/50	3,454	2,930
Pool #MA6985 2.000%, 11/20/50	888	706
Pool #MA7366 2.000%, 5/20/51	1,541	1,261
2024-110, JF (SOFR30A + 1.000%, Cap 7.000%, Floor 1.000%) 5.344%, 7/20/54(1)	617	616
		10,584

Non-Agency—2.1%
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.239%, 3/15/37(1)(2)	500	474
BX Commercial Mortgage Trust 2019-IMC, A (1 month Term SOFR + 1.046%, Cap N/A, Floor 1.000%) 144A 5.365%, 4/15/34(1)(2)	282	280
BX Trust 2023-LIFE, A 144A 5.045%, 2/15/28(2)	500	490
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(2)	1,250	1,076
	Par Value	Value

Non-Agency—continued
TEXAS Commercial Mortgage Trust 2025-TWR, A (1 month Term SOFR + 1.293%, Cap N/A, Floor 1.293%) 144A 5.603%, 4/15/42(1)(2)	$ 500	$ 499
		2,819

Total Mortgage-Backed Securities (Identified Cost $15,786)		13,403

Asset-Backed Securities—4.1%
Agency—1.7%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	954	886
2020-25L, 1 1.210%, 12/1/45	1,108	884
2021-25B, 1 1.340%, 2/1/46	469	373
2021-25I, 1 1.560%, 9/1/46	204	167
		2,310

Collateralized Loan Obligation—0.9%
Venture 42 CLO Ltd. 2021-42A, A1A (3 month Term SOFR + 1.392%, Cap N/A, Floor 1.130%) 144A 5.694%, 4/15/34(1)(2)	1,220	1,220
Consumer Loans—1.5%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(2)	500	474
2022-S1, A 144A 4.130%, 5/14/35(2)	1,500	1,492
		1,966

Total Asset-Backed Securities (Identified Cost $6,035)		5,496

Convertible Bonds and Notes—3.1%
Auto Manufacturers—0.0%
Rivian Automotive, Inc. 4.625%, 3/15/29	52	51
Biotechnology—0.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	47	54
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	35	33
Guardant Health, Inc. 0.000%, 11/15/27(3)	52	46
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	65	83
	Par Value	Value

Biotechnology—continued
Innoviva, Inc. 2.125%, 3/15/28	$ 40	$ 39
NeoGenomics, Inc. 0.250%, 1/15/28	44	38
		293

Capital Markets—0.0%
Coinbase Global, Inc. 0.250%, 4/1/30	42	39
Commercial Services—0.2%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(2)	36	32
Alarm.com Holdings, Inc.
0.000%, 1/15/26(3)	41	39
144A 2.250%, 6/1/29(2)	46	44
Block, Inc.
0.000%, 5/1/26(3)	41	39
0.250%, 11/1/27	45	40
Euronet Worldwide, Inc. 0.750%, 3/15/49	36	36
Stride, Inc. 1.125%, 9/1/27	35	85
		315

Computers—0.1%
Seagate HDD Cayman 3.500%, 6/1/28	65	78
Zscaler, Inc. 0.125%, 7/1/25	51	68
		146

Diversified REITS—0.0%
Uniti Group, Inc. 144A 7.500%, 12/1/27(2)	36	40
Electric Utilities—0.2%
CMS Energy Corp. 3.375%, 5/1/28	42	46
Evergy, Inc. 4.500%, 12/15/27	77	90
NRG Energy, Inc. 2.750%, 6/1/48	21	49
PG&E Corp. 4.250%, 12/1/27	31	33
Southern Co. (The) 3.875%, 12/15/25	40	45
		263

Electronics—0.1%
Itron, Inc. 144A 1.375%, 7/15/30(2)	63	66
Engineering & Construction—0.1%
Granite Construction, Inc.
3.750%, 5/15/28	45	77
144A 3.250%, 6/15/30(2)	38	45
		122

See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financial Services—0.1%
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	$ 52	$ 77
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(2)	25	32
		109

Health Care REITs—0.2%
Ventas Realty LP 3.750%, 6/1/26	55	71
Welltower OP LLC
144A 2.750%, 5/15/28(2)	51	83
144A 3.125%, 7/15/29(2)	60	78
		232

Healthcare-Products—0.2%
Exact Sciences Corp. 0.375%, 3/1/28	50	44
Haemonetics Corp. 0.000%, 3/1/26(3)	41	39
Insulet Corp. 0.375%, 9/1/26	43	55
iRhythm Technologies, Inc. 1.500%, 9/1/29	50	52
LivaNova plc 2.500%, 3/15/29	37	35
		225

Home Builders—0.0%
LCI Industries 1.125%, 5/15/26	47	46
Internet—0.3%
Booking Holdings, Inc. 0.750%, 5/1/25	42	103
Fiverr International Ltd. 0.000%, 11/1/25(3)	20	19
Lyft, Inc. 0.625%, 3/1/29	64	62
Palo Alto Networks, Inc. 0.375%, 6/1/25	25	86
Spotify USA, Inc. 0.000%, 3/15/26	74	88
Uber Technologies, Inc. Series 2028 0.875%, 12/1/28	20	24
Wix.com Ltd. 0.000%, 8/15/25(3)	20	20
Ziff Davis, Inc. 144A 3.625%, 3/1/28(2)	40	37
		439

Investment Companies—0.0%
New Mountain Finance Corp. 7.500%, 10/15/25	37	37
Leisure Time—0.2%
Carnival Corp. 5.750%, 12/1/27	43	72
NCL Corp., Ltd.
5.375%, 8/1/25	48	55
2.500%, 2/15/27	49	48
	Par Value	Value

Leisure Time—continued
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(2)	$ 30	$ 51
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	11	45
		271

Media—0.0%
Liberty Media Corp. 144A 2.375%, 9/30/53(2)	18	25
Metal Fabricate/Hardware—0.0%
Xometry, Inc. 1.000%, 2/1/27	40	39
Miscellaneous Manufacturing—0.0%
Axon Enterprise, Inc. 0.500%, 12/15/27	10	23
Mortgage Real Estate Investment Trusts (REITs)—0.1%
Arbor Realty Trust, Inc. 7.500%, 8/1/25	45	45
Starwood Property Trust, Inc. 6.750%, 7/15/27	32	34
		79

Oil, Gas & Consumable Fuels—0.1%
Kosmos Energy Ltd. 3.125%, 3/15/30	59	45
Nabors Industries, Inc. 1.750%, 6/15/29	61	41
UGI Corp. 144A 5.000%, 6/1/28(2)	36	46
		132

Passenger Airlines—0.1%
American Airlines Group, Inc. 6.500%, 7/1/25	60	60
Pharmaceuticals—0.1%
Collegium Pharmaceutical, Inc. 2.875%, 2/15/29	19	20
Herbalife Ltd. 4.250%, 6/15/28	47	40
Pacira BioSciences, Inc. 144A 2.125%, 5/15/29(2)	44	43
		103

Private Equity—0.0%
HAT Holdings I LLC 144A 3.750%, 8/15/28(2)	15	18
Retail—0.1%
Burlington Stores, Inc. 1.250%, 12/15/27	61	80
Software—0.6%
Akamai Technologies, Inc. 0.125%, 5/1/25	27	27
Bandwidth, Inc. 0.500%, 4/1/28	58	47
	Par Value	Value

Software—continued
BlackLine, Inc. 144A 1.000%, 6/1/29(2)	$ 70	$ 69
Confluent, Inc. 0.000%, 1/15/27(3)	40	37
CSG Systems International, Inc. 3.875%, 9/15/28	45	49
Dayforce, Inc. 0.250%, 3/15/26	41	39
DigitalOcean Holdings, Inc. 0.000%, 12/1/26(3)	39	36
Dropbox, Inc.
0.000%, 3/1/26(3)	46	45
0.000%, 3/1/28	74	73
HubSpot, Inc. 0.375%, 6/1/25	39	78
MicroStrategy, Inc. 0.625%, 3/15/30	49	99
Nutanix, Inc. 0.250%, 10/1/27	41	55
Progress Software Corp. 1.000%, 4/15/26	56	60
RingCentral, Inc. 0.000%, 3/15/26(3)	42	40
Snowflake, Inc. 144A 0.000%, 10/1/29(2)	20	23
Verint Systems, Inc. 0.250%, 4/15/26	73	69
		846

Telecommunications—0.1%
InterDigital, Inc. 3.500%, 6/1/27	14	38
Viavi Solutions, Inc. 1.625%, 3/15/26	42	45
		83

Total Convertible Bonds and Notes (Identified Cost $3,984)		4,182

Corporate Bonds and Notes—15.9%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	315	272
Banks—2.9%
Barclays plc 7.437%, 11/2/33	500	558
BNP Paribas S.A. 144A 1.675%, 6/30/27(2)	200	193
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(2)	500	484
HSBC Holdings plc
5.286%, 11/19/30	130	131
2.804%, 5/24/32	440	385
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,435
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Banks—continued
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	$ 110	$ 112
Truist Financial Corp. 1.267%, 3/2/27	400	388
U.S. Bancorp 5.046%, 2/12/31	200	202
		3,888

Chemicals—0.4%
Dow Chemical Co. (The) 5.150%, 2/15/34	570	565
Computers—0.4%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	550	517
Containers & Packaging—0.4%
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	510	518
Diversified REITS—0.4%
Boston Properties LP 3.400%, 6/21/29	500	467
Electric Utilities—3.9%
AES Corp. (The) 5.450%, 6/1/28	475	483
Constellation Energy Generation LLC 5.750%, 3/15/54	395	380
DTE Electric Co. Series A 4.050%, 5/15/48	120	97
Duke Energy Florida LLC
2.500%, 12/1/29	143	131
2.400%, 12/15/31	250	217
Duke Energy Progress LLC 3.450%, 3/15/29	330	318
Enel Finance International N.V. 144A 5.500%, 6/15/52(2)	400	369
New York State Electric & Gas Corp. 144A 5.650%, 8/15/28(2)	510	526
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	240	207
Northern States Power Co. 4.500%, 6/1/52	590	498
Oglethorpe Power Corp.
144A 5.800%, 6/1/54(2)	175	172
144A 5.900%, 2/1/55(2)	380	380
PacifiCorp. 5.350%, 12/1/53	590	542
Southern California Edison Co. 2.750%, 2/1/32	525	447
	Par Value	Value

Electric Utilities—continued
Wisconsin Public Service Corp. 2.850%, 12/1/51	$ 670	$ 419
		5,186

Entertainment—0.4%
Warnermedia Holdings, Inc.
5.050%, 3/15/42	310	248
5.141%, 3/15/52	305	222
		470

Financial Services—1.1%
American Express Co. 4.050%, 5/3/29	560	553
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	100	94
144A 5.750%, 11/15/29(2)	155	158
144A 5.150%, 1/15/30(2)	135	134
Capital One Financial Corp. 6.377%, 6/8/34	520	543
		1,482

Food & Beverage—1.1%
Bacardi Ltd. 144A 5.250%, 1/15/29(2)	400	403
Mars, Inc. 144A 5.200%, 3/1/35(2)	530	533
PepsiCo, Inc.
3.900%, 7/18/32	400	381
2.875%, 10/15/49	200	132
		1,449

Home Builders—0.2%
DR Horton, Inc. 5.500%, 10/15/35	260	262
Insurance—0.5%
F&G Annuities & Life, Inc. 6.500%, 6/4/29	505	514
Reinsurance Group of America, Inc. 6.650%, 9/15/55	175	172
		686

Investment Companies—0.1%
Apollo Debt Solutions BDC 6.700%, 7/29/31	180	186
Multi-National—0.4%
International Bank for Reconstruction & Development (SOFR + 0.370%) 4.729%, 2/11/31(1)	500	498
Paper & Forest Products—0.3%
Suzano Austria GmbH 3.750%, 1/15/31	460	414
Personal Care Product—0.2%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(2)	250	245
	Par Value	Value

Residential REITs—0.7%
American Homes 4 Rent LP 5.500%, 2/1/34	$ 500	$ 501
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	382
		883

Retail REIT—0.3%
Kimco Realty OP LLC 2.700%, 10/1/30	507	457
Semiconductors—0.4%
NXP B.V. 2.500%, 5/11/31	660	575
Software—0.7%
Autodesk, Inc. 2.400%, 12/15/31	625	536
Synopsys, Inc. 5.150%, 4/1/35	395	397
		933

Telecommunications—0.9%
Verizon Communications, Inc. 5.500%, 2/23/54	1,000	972
Vodafone Group plc 5.875%, 6/28/64	235	225
		1,197

Total Corporate Bonds and Notes (Identified Cost $21,697)		21,150

	Shares
Convertible Preferred Stocks—0.2%
Aerospace & Defense—0.1%
Boeing Co. (The), 6.000%	1,150	69
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	27
Wells Fargo & Co. Series L, 7.500%	66	79
		106

Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	43
Total Convertible Preferred Stocks (Identified Cost $212)		218

Common Stocks—31.5%
Aerospace & Defense—0.8%
AviChina Industry & Technology Co., Ltd. Class H	91,000	46
Bharat Electronics Ltd.	61,000	213
HEICO Corp.	390	104
Kongsberg Gruppen ASA	2,030	298
Northrop Grumman Corp.	396	203
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Aerospace & Defense—continued
Singapore Technologies Engineering Ltd.	45,000	$ 226
		1,090

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	900	92
Expeditors International of Washington, Inc.	2,140	257
		349

Automobile Components—0.0%
Fuyao Glass Industry Group Co., Ltd. Class A	6,000	48
Automobiles—0.2%
Tesla, Inc.(4)	595	154
Zhejiang Leapmotor Technology Co., Ltd.(4)	18,000	117
		271

Banks—3.1%
Abu Dhabi Commercial Bank PJSC	77,029	228
Abu Dhabi Islamic Bank PJSC	45,376	198
AMMB Holdings Bhd	55,000	69
Bank Central Asia Tbk PT	107,100	55
Bank Leumi Le-Israel BM	17,300	233
BOC Hong Kong Holdings Ltd.	54,000	219
China Construction Bank Corp. Class A	41,000	50
CTBC Financial Holding Co., Ltd.	66,000	79
DNB Bank ASA	8,800	232
Dubai Islamic Bank PJSC	61,551	120
E.Sun Financial Holding Co., Ltd.	262,702	230
Emirates NBD Bank PJSC	13,965	77
Erste Group Bank AG	4,400	304
ICICI Bank Ltd. Sponsored ADR	4,167	131
Intesa Sanpaolo SpA	36,000	186
JPMorgan Chase & Co.	2,239	549
Krung Thai Bank PCL Foreign Shares	129,000	92
Malayan Banking Bhd	64,500	147
Mediobanca Banca di Credito Finanziario SpA	8,535	160
Mitsubishi UFJ Financial Group, Inc.	18,400	251
NatWest Group plc	23,100	136
Nedbank Group Ltd.	9,177	129
SinoPac Financial Holdings Co., Ltd.	55,475	38
Sumitomo Mitsui Financial Group, Inc.	1,900	49
	Shares	Value

Banks—continued
United Overseas Bank Ltd.	6,000	$ 169
		4,131

Beverages—0.0%
Sino Grandness Food Industry Group Ltd.(4)(5)	77,400	—
Biotechnology—0.1%
AbbVie, Inc.	44	9
Argenx SE(4)	316	187
		196

Broadline Retail—0.9%
Amazon.com, Inc.(4)	3,779	719
Dollarama, Inc.	472	50
Global-e Online Ltd.(4)	1,403	50
JD.com, Inc. Class A	8,050	166
Vipshop Holdings Ltd. ADR	14,145	222
		1,207

Building Products—0.2%
Trane Technologies plc	895	301
Capital Markets—1.9%
3i Group plc	2,700	127
Bank of New York Mellon Corp. (The)	7,250	608
Blackrock, Inc.	90	85
Deutsche Boerse AG	160	47
Moody’s Corp.	1,089	507
Morgan Stanley	2,100	245
Nomura Holdings, Inc.	26,500	163
S&P Global, Inc.	550	279
SEI Investments Co.	900	70
Singapore Exchange Ltd.	15,200	151
State Street Corp.	2,600	233
		2,515

Commercial Services & Supplies—0.9%
Cintas Corp.	2,604	535
RB Global, Inc.	1,648	165
Veralto Corp.	2,378	232
Waste Management, Inc.	945	219
		1,151

Communications Equipment—0.7%
Arista Networks, Inc.(4)	2,269	176
Motorola Solutions, Inc.	1,282	561
Telefonaktiebolaget LM Ericsson Class B	23,100	180
		917

Construction & Engineering—0.1%
EMCOR Group, Inc.	500	185
Construction Materials—0.1%
CRH plc	1,150	101
Consumer Finance—0.3%
Discover Financial Services	1,180	202
	Shares	Value

Consumer Finance—continued
Qifu Technology, Inc. ADR	1,600	$ 72
Synchrony Financial	2,501	132
		406

Consumer Staples Distribution & Retail—0.6%
CP AXTRA PCL Foreign Shares	136,400	105
Koninklijke Ahold Delhaize N.V.	5,200	195
Tesco plc	54,179	233
Walmart, Inc.	2,542	223
		756

Containers & Packaging—0.0%
Klabin S.A.	13,500	45
Diversified Telecommunication Services—0.1%
Deutsche Telekom AG Registered Shares	2,375	88
Electric Utilities—1.0%
Chubu Electric Power Co., Inc.	7,700	83
Duke Energy Corp.	535	65
Endesa S.A.	9,152	243
Enel SpA	26,729	217
Iberdrola S.A.	21,380	345
NRG Energy, Inc.	1,881	180
PG&E Corp.	11,383	196
Saudi Electricity Co.	7,811	33
		1,362

Entertainment—0.7%
Electronic Arts, Inc.	1,230	178
NetEase, Inc.	14,700	302
Netflix, Inc.(4)	346	322
Walt Disney Co. (The)	687	68
		870

Financial Services—0.5%
Berkshire Hathaway, Inc. Class B(4)	590	314
Visa, Inc. Class A	1,171	411
		725

Food Products—0.2%
Danone S.A.	4,365	334
Gas Utilities—0.1%
Tokyo Gas Co. Ltd.	3,100	99
Health Care REITs—0.5%
Ventas, Inc.	7,800	537
Welltower, Inc.	785	120
		657

Healthcare Equipment & Supplies—0.3%
Boston Scientific Corp.(4)	1,460	147
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
Insulet Corp.(4)	500	$ 132
ResMed, Inc.	300	67
		346

Healthcare Providers & Services—0.6%
Cardinal Health, Inc.	1,182	163
Cencora, Inc.	1,244	346
HCA Healthcare, Inc.	318	110
McKesson Corp.	298	200
		819

Hotels, Restaurants & Leisure—0.2%
Aristocrat Leisure Ltd.	1,200	49
Hilton Worldwide Holdings, Inc.	375	85
Marriott International, Inc. Class A	30	7
Meituan Class B(4)	2,000	40
OPAP S.A.	6,000	119
		300

Household Products—0.8%
Clorox Co. (The)	470	69
Colgate-Palmolive Co.	926	87
Essity AB Class B	5,100	145
Henkel AG & Co. KGaA	2,290	165
Kimberly-Clark Corp.	2,016	286
Procter & Gamble Co. (The)	1,618	276
		1,028

Industrial Conglomerates—0.2%
3M Co.	794	116
General Electric Co.	1,088	218
		334

Insurance—2.0%
Allianz SE Registered Shares	187	71
Aviva plc	36,371	262
Brown & Brown, Inc.	1,724	214
Chubb Ltd.	617	186
Hartford Insurance Group, Inc. (The)	1,212	150
Loews Corp.	1,316	121
Marsh & McLennan Cos., Inc.	266	65
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	335	212
People’s Insurance Co. Group of China Ltd. (The) Class A	35,000	33
Progressive Corp. (The)	1,315	372
QBE Insurance Group Ltd.	16,400	227
Sampo Oyj Class A	10,500	101
Talanx AG	1,538	162
Tokio Marine Holdings, Inc.	4,500	175
Willis Towers Watson plc	600	203
	Shares	Value

Insurance—continued
Zurich Insurance Group AG	181	$ 126
		2,680

Interactive Media & Services—1.0%
Alphabet, Inc. Class A	3,899	603
Alphabet, Inc. Class C	1,150	180
Meta Platforms, Inc. Class A	666	384
Tencent Holdings Ltd.	1,600	102
		1,269

IT Services—0.7%
Accenture plc Class A	400	125
Fujitsu Ltd.	10,000	199
Infosys Ltd.	6,070	111
International Business Machines Corp.	930	231
Otsuka Corp.	7,100	154
TIS, Inc.	5,600	155
		975

Marine Transportation—0.5%
AP Moller - Maersk A/S Class A	137	235
Evergreen Marine Corp. Taiwan Ltd.	37,000	248
MISC Bhd	31,100	50
Mitsui OSK Lines Ltd.	5,000	174
		707

Media—0.2%
Fox Corp. Class A	5,165	292
Mortgage Real Estate Investment Trusts (REITs)—0.1%
Annaly Capital Management, Inc.	3,630	74
Multi-Utilities—0.9%
Consolidated Edison, Inc.	971	107
Engie S.A.	30,676	598
National Grid plc	4,036	53
NiSource, Inc.	10,180	408
		1,166

Oil, Gas & Consumable Fuels—0.6%
ENEOS Holdings, Inc.	39,000	206
Equinor ASA	8,600	227
ONEOK, Inc.	740	73
Targa Resources Corp.	1,200	241
United Tractors Tbk PT	58,700	83
		830

Passenger Airlines—0.2%
Eva Airways Corp.	170,000	209
Pharmaceuticals—0.5%
Johnson & Johnson	2,132	354
Merck & Co., Inc.	13	1
Novartis AG Registered Shares	2,300	255
	Shares	Value

Pharmaceuticals—continued
Zoetis, Inc. Class A	730	$ 120
		730

Professional Services—0.5%
Automatic Data Processing, Inc.	459	140
Booz Allen Hamilton Holding Corp. Class A	460	48
Paychex, Inc.	1,750	270
RELX plc	5,023	253
		711

Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(4)	2,040	267
Daiwa House Industry Co., Ltd.	8,000	265
Emaar Properties PJSC	20,818	75
		607

Retail REITs—0.2%
Simon Property Group, Inc.	1,450	241
Semiconductors & Semiconductor Equipment—1.8%
Applied Materials, Inc.	666	97
Broadcom, Inc.	863	144
Lam Research Corp.	3,000	218
NVIDIA Corp.	12,556	1,361
QUALCOMM, Inc.	600	92
SK Hynix, Inc.	320	43
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	394
		2,349

Software—2.7%
Adobe, Inc. (4)	537	206
Atlassian Corp. Class A(4)	300	64
Fortinet, Inc.(4)	1,160	112
HubSpot, Inc.(4)	200	114
Intuit, Inc.	100	61
Microsoft Corp.	5,399	2,027
Open Text Corp.	3,900	98
Roper Technologies, Inc.	564	332
Salesforce, Inc.	248	66
SAP SE	984	264
ServiceNow, Inc.(4)	360	287
		3,631

Specialty Retail—0.2%
Lojas Renner S.A.	29,100	63
Pop Mart International Group Ltd.	3,200	64
Williams-Sonoma, Inc.	1,120	177
		304

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	8,970	1,992
Logitech International S.A. Registered Shares	544	46
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
Ricoh Co., Ltd.	12,000	$ 127
		2,165

Textiles, Apparel & Luxury Goods—0.3%
Deckers Outdoor Corp.(4)	1,767	198
Lululemon Athletica, Inc.(4)	700	198
		396

Tobacco—1.1%
Altria Group, Inc.	11,469	688
Philip Morris International, Inc.	4,574	726
		1,414

Wireless Telecommunication Services—0.5%
Advanced Info Service PCL NVDR	22,600	184
Advanced Info Service PCL Foreign Shares	29,400	239
Bharti Airtel Ltd.	6,844	138
Turkcell Iletisim Hizmetleri AS	18,000	46
		607

Total Common Stocks (Identified Cost $36,957)		41,988

Affiliated Mutual Funds—18.3%
Virtus Duff & Phelps Water Fund Institutional Shares(6)(7)	220,305	4,127
Virtus KAR Mid-Cap Core Fund Class R6(4)(6)(7)	75,547	4,369
Virtus SGA International Growth Fund Class R6(6)(7)	933,825	6,770
Virtus Silvant Focused Growth Fund Class R6(6)(7)	132,075	9,134
Total Affiliated Mutual Funds (Identified Cost $26,447)		24,400

	Shares	Value

Affiliated Exchange-Traded Fund—2.1%
Capital Markets—2.1%
Virtus Duff & Phelps Clean Energy ETF(6)(7)	163,001	$ 2,721
Total Affiliated Exchange-Traded Fund (Identified Cost $2,996)		2,721

Total Long-Term Investments—91.8% (Identified Cost $123,914)		122,215

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%)(7)	931,433	931
Total Short-Term Investment (Identified Cost $931)		931

TOTAL INVESTMENTS—92.5% (Identified Cost $124,845)		$123,146
Other assets and liabilities, net—7.5%		10,043
NET ASSETS—100.0%		$133,189

Abbreviations:
ADR	American Depositary Receipt
BDC	Business Development Companies
BTP	Italian Buonie
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipts
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULC	Unlimited Liability Company
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $11,747 or 8.8% of net assets.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Equity: North America	40%%
Equity: Developed Markets ex U.S.	17
Equity: Emerging Markets	6
Fixed Income	38
Other	(1)
Total	100%
†% of total investments as of March 31, 2025 (includes derivative contracts).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
Bovespa Index Future	April 2025	24	$110	$—	$(2)
HSCEI Index Future	April 2025	5	274	—	(7)
IBEX 35 Index Future	April 2025	1	142	—	(1)
5 Year U.S. Treasury Note Future	June 2025	28	3,028	20	—
10 Year Australian Bond Future	June 2025	2	141	—	—(1)
10 Year Canadian Bond Future	June 2025	13	1,122	1	—
10 Year Euro-Bund Future	June 2025	1	139	—(1)	—
10 Year U.K. Gilt Future	June 2025	4	474	—	(4)
10 Year U.S. Treasury Note Future	June 2025	3	334	—	—(1)
British Pound Future	June 2025	3	242	—	(1)
DAX Mini Index Future	June 2025	3	363	—	(12)
MSCI EAFE Net Total Return Index Future	June 2025	94	2,431	—	(98)
Euro FX Currency Future	June 2025	1	136	—	—(1)
Euro STOXX 50® Index Future	June 2025	6	337	—	(13)
Euro-BTP Future	June 2025	3	381	1	—
FTSE 100 Index Future	June 2025	5	555	—	(8)
FTSE/MIB Index Future	June 2025	1	202	—	(7)
MSCI Emerging Markets Net Total Return Index Future	June 2025	95	1,617	—	(67)
S&P 500® E-Mini Index Future	June 2025	5	1,413	—	(19)
S&P 500® E-Mini Index Future	June 2025	27	6,651	5	—
S&P/TSX 60 Index Future	June 2025	1	208	2	—
TOPIX Index Future	June 2025	6	1,065	—	(25)
				$29	$(264)
Short Contracts:
FTSE Taiwan Index Future	April 2025	(1)	(70)	4	—
IFSC Nifty 50 Future	April 2025	(4)	(187)	4	—
10 Year Japanese Bond Future	June 2025	(5)	(4,614)	—	(16)
10 Year U.S. Ultra Future	June 2025	(24)	(2,739)	—	(3)
Australian Dollar Future	June 2025	(14)	(875)	6	—
Canadian Dollar Future	June 2025	(16)	(1,117)	—	(2)
Euro-OAT Future	June 2025	(2)	(265)	—	(1)
Japanese Yen Future	June 2025	(9)	(756)	—	(4)
New Zealand Dollar Future	June 2025	(8)	(455)	3	—
Russell 2000® E-Mini Index Future	June 2025	(2)	(203)	7	—
U.S. Treasury Ultra Bond Future	June 2025	(7)	(856)	5	—
				29	(26)
Total				$58	$(290)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$8,657	$—	$8,657	$—
Mortgage-Backed Securities	13,403	—	13,403	—
Asset-Backed Securities	5,496	—	5,496	—
Convertible Bonds and Notes	4,182	—	4,182	—
Corporate Bonds and Notes	21,150	—	21,150	—
Equity Securities:
Convertible Preferred Stocks	218	218	—	—
Common Stocks	41,988	27,207	14,781	—(1)
Affiliated Exchange-Traded Fund	2,721	2,721	—	—
Affiliated Mutual Funds	24,400	24,400	—	—
Money Market Mutual Fund	931	931	—	—
Other Financial Instruments:
Futures Contracts	58	58	—	—
Total Assets	123,204	55,535	67,669	—
Liabilities:
Other Financial Instruments:
Futures Contracts	(290)	(290)	—	—
Total Liabilities	(290)	(290)	—	—
Total Investments	$122,914	$55,245	$67,669	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.8%
Brazil—0.3%
Cia Energetica de Minas Gerais, 13.820%	81,600	$ 146
Chile—1.5%
Embotelladora Andina S.A., 8.370%	180,502	675
Total Preferred Stocks (Identified Cost $663)		821

Common Stocks—94.7%
Australia—4.7%
AMP Ltd.	119,439	93
JB Hi-Fi Ltd.	16,564	968
Qantas Airways Ltd.	29,925	171
Ramelius Resources Ltd.	434,528	651
Super Retail Group Ltd.	27,638	225
		2,108

Austria—1.1%
BAWAG Group AG	1,619	167
Wienerberger AG	10,035	335
		502

Belgium—0.4%
Proximus SADP	21,568	159
Bermuda—0.9%
First Pacific Co., Ltd.	316,000	191
Yue Yuen Industrial Holdings Ltd.	128,000	206
		397

Brazil—1.1%
BB Seguridade Participacoes S.A.	25,800	182
Cia de Saneamento de Minas Gerais Copasa MG	88,100	307
		489

Canada—7.2%
Bird Construction, Inc.	18,386	278
Centerra Gold, Inc.	146,429	929
Chemtrade Logistics Income Fund	27,906	189
Finning International, Inc.	5,019	141
H&R Real Estate Investment Trust	26,316	184
iA Financial Corp, Inc.	4,790	455
Secure Waste Infrastructure Corp.	79,769	869
Transcontinental, Inc. Class A	16,429	213
		3,258

Cayman Islands—3.4%
Consun Pharmaceutical Group Ltd.	159,000	189
	Shares	Value

Cayman Islands—continued
SITC International Holdings Co., Ltd.	346,000	$ 941
Stella International Holdings Ltd.	109,500	243
United Laboratories International Holdings Ltd. (The)	92,000	173
		1,546

China—0.9%
VTech Holdings Ltd. (Hong Kong)	55,000	403
Finland—0.4%
Cargotec Oyj Class B	3,752	171
France—0.9%
Coface S.A.	20,208	388
Germany—1.2%
Talanx AG	5,049	531
Greece—0.9%
National Bank of Greece S.A.	38,267	393
Hungary—1.0%
Magyar Telekom Telecommunications plc ADR	34,964	153
Richter Gedeon Nyrt	10,421	287
		440

India—4.1%
Chambal Fertilisers & Chemicals Ltd.	124,343	905
Indian Energy Exchange Ltd.	68,985	141
UTI Asset Management Co., Ltd.	28,174	347
Vedanta Ltd.	84,088	453
		1,846

Indonesia—2.4%
Astra International Tbk PT	1,520,900	450
United Tractors Tbk PT	451,900	641
		1,091

Italy—6.8%
A2A SpA	321,520	775
Banca Generali SpA	2,135	120
Banca Mediolanum SpA	64,636	1,045
Hera SpA	128,608	557
Mediobanca Banca di Credito Finanziario SpA	20,885	392
Webuild SpA	56,312	194
		3,083

Japan—22.2%
77 Bank Ltd. (The)	11,900	382
Adastria Co., Ltd.	15,500	296
Alps Alpine Co., Ltd.	18,800	192
dip Corp.	10,100	151
Hanwa Co., Ltd.	26,200	859
	Shares	Value

Japan—continued
Idemitsu Kosan Co., Ltd.	64,800	$ 458
Japan Aviation Electronics Industry Ltd.	8,500	149
Japan Petroleum Exploration Co., Ltd.	96,600	753
Kanematsu Corp.	14,200	240
Kawada Technologies, Inc.	6,200	121
MEITEC Group Holdings, Inc.	6,300	123
Mitsui Matsushima Holdings Co., Ltd.	3,800	101
NIPPON REIT Investment Corp.	244	135
Onward Holdings Co., Ltd.	126,100	457
Sanwa Holdings Corp.	29,900	960
Seiko Group Corp.	17,400	484
Senko Group Holdings Co., Ltd.	42,200	425
Sodick Co., Ltd.	15,300	88
Starts Corp., Inc.	6,700	176
Systena Corp.	261,000	633
Tadano Ltd.	19,100	138
Taiheiyo Cement Corp.	5,900	155
Takashimaya Co., Ltd.	42,800	348
Tomy Co., Ltd.	26,000	604
Toyo Tire Corp.	43,400	797
TRE Holdings Corp.	38,300	415
TV Asahi Holdings Corp.	6,600	113
United Arrows Ltd.	16,900	239
		9,992

Mauritius—1.0%
MakeMyTrip Ltd.(1)	4,624	453
Mexico—1.9%
Arca Continental SAB de C.V.	66,000	690
Controladora Vuela Cia de Aviacion SAB de C.V. ADR(1)	31,576	165
		855

Netherlands—1.4%
ABN AMRO Bank N.V. CVA GDR	18,069	381
Fugro N.V.	8,395	121
Van Lanschot Kempen N.V.	2,666	137
		639

Norway—0.4%
Storebrand ASA	15,431	196
Panama—0.2%
Banco Latinoamericano de Comercio Exterior S.A. Class E	2,490	91
Singapore—2.8%
First Resources Ltd.	155,700	202
Singapore Technologies Engineering Ltd.	87,100	437
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Singapore—continued
Yangzijiang Shipbuilding Holdings Ltd.	358,300	$ 629
		1,268

South Africa—3.0%
AVI Ltd.	137,801	668
Nedbank Group Ltd.	13,942	196
Resilient REIT Ltd.	71,822	222
Tiger Brands Ltd.	11,592	176
Truworths International Ltd.	24,545	96
		1,358

South Korea—0.9%
HD Hyundai Co., Ltd.	4,891	242
JB Financial Group Co., Ltd.	13,789	164
		406

Spain—4.1%
Bankinter S.A.	88,032	979
Logista Integral S.A.	27,348	869
		1,848

Sweden—2.0%
Ambea AB	53,440	584
NCC AB Class B	17,978	341
		925

Switzerland—2.6%
Coca-Cola HBC AG(1)	21,568	977
Swissquote Group Holding S.A. Registered Shares	424	183
		1,160

Taiwan—4.2%
Elan Microelectronics Corp.	137,000	567
Fusheng Precision Co., Ltd.	67,000	707
Gamania Digital Entertainment Co., Ltd.	47,000	103
International Games System Co., Ltd.	9,000	212
	Shares	Value

Taiwan—continued
Taichung Commercial Bank Co., Ltd.	493,434	$ 307
		1,896

Turkey—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,274	94
United Kingdom—9.4%
4imprint Group plc	1,659	80
Drax Group plc	105,169	795
Firstgroup plc	56,360	114
Investec plc	29,789	185
Keller Group plc	22,711	405
Lion Finance Group plc	12,335	872
Marks & Spencer Group plc	190,479	879
Mears Group plc	48,682	244
Mitie Group plc	289,648	433
MONY Group plc	52,184	136
OSB Group plc	19,883	111
		4,254

United States—1.0%
Brinker International, Inc.(1)	1,668	249
DXC Technology Co.(1)	11,177	190
		439

Total Common Stocks (Identified Cost $37,540)		42,679

Total Long-Term Investments—96.5% (Identified Cost $38,203)		43,500

TOTAL INVESTMENTS—96.5% (Identified Cost $38,203)		$43,500
Other assets and liabilities, net—3.5%		1,564
NET ASSETS—100.0%		$45,064
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
Japan	23%
United Kingdom	10
Canada	8
Italy	7
Australia	5
Taiwan	4
Spain	4
Other	39
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Preferred Stocks	$821	$821	$—
Common Stocks	42,679	5,585	37,094
Total Investments	$43,500	$6,406	$37,094
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—83.0%
Communication Services—8.8%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$ 3,880	$ 3,868
144A 7.375%, 3/1/31(1)	4,475	4,547
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	5,500	5,317
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	11,250	10,902
144A 8.875%, 2/1/30(1)	1,700	1,622
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	2,500	2,497
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	2,460	2,411
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	6,140	4,352
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	7,914	7,796
Uniti Group LP 144A 10.500%, 2/15/28(1)	6,306	6,699
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,263	7,203
		57,214

Consumer Discretionary—8.6%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	4,780	4,679
Carnival Corp. 144A 7.000%, 8/15/29(1)	5,260	5,502
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	6,683	6,693
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,447
Clarios Global LP 144A 6.750%, 2/15/30(1)	105	106
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,011
7.350%, 11/4/27	6,310	6,538
6.800%, 5/12/28	600	616
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	1,010	1,015
Light & Wonder International, Inc.
144A 7.000%, 5/15/28(1)	5,150	5,148
144A 7.250%, 11/15/29(1)	1,550	1,571
Newell Brands, Inc. 6.375%, 9/15/27	7,501	7,529
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	3,640	3,784
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	3,535	3,516
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	3,010	3,012
	Par Value	Value

Consumer Discretionary—continued
Six Flags Entertainment Corp. 144A 7.000%, 7/1/25(1)	$ 1,934	$ 1,936
Wayfair LLC 144A 7.250%, 10/31/29(1)	35	34
		56,137

Consumer Staples—4.0%
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,890	3,983
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	7,500	7,541
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	2,181	2,178
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	2,885	2,559
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	4,595	4,622
144A 6.375%, 3/1/33(1)	3,282	3,227
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	2,000	1,994
		26,104

Energy—15.8%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	5,920	6,204
Antero Midstream Partners LP
144A 5.750%, 1/15/28(1)	1,135	1,129
144A 6.625%, 2/1/32(1)	3,575	3,635
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	4,240	4,333
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	3,080	3,120
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	3,585	3,700
144A 8.750%, 7/1/31(1)	1,260	1,294
Cloud Peak Energy Resources LLC 12.000%, 5/1/25	1,983	1,906
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,555	3,291
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	3,175	3,048
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	2,004
Energy Transfer LP 8.000%, 5/15/54	5,915	6,225
EQM Midstream Partners LP
144A 7.500%, 6/1/27(1)	950	970
144A 6.375%, 4/1/29(1)	1,205	1,233
	Par Value	Value

Energy—continued
Genesis Energy LP
7.750%, 2/1/28	$ 3,360	$ 3,393
8.875%, 4/15/30	2,250	2,337
Hess Midstream Operations LP
144A 5.875%, 3/1/28(1)	3,500	3,516
144A 6.500%, 6/1/29(1)	990	1,010
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	2,125	2,123
144A 6.000%, 4/15/30(1)	4,500	4,279
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(1)	2,360	2,359
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	1,890	1,845
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	3,095	3,089
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	6,415	6,327
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	3,010	3,008
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	2,785	2,825
Sunoco LP 144A 7.000%, 9/15/28(1)	5,735	5,869
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,615	1,650
Transocean, Inc.
144A 8.250%, 5/15/29(1)	730	714
144A 8.750%, 2/15/30(1)	3,480	3,614
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	5,750	5,848
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	3,905	3,990
144A 9.875%, 2/1/32(1)	2,840	3,016
		102,904

Financials—16.0%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	4,000	4,062
Apollo Debt Solutions BDC 6.900%, 4/13/29	5,500	5,707
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	4,660	4,213
Block, Inc. 144A 6.500%, 5/15/32(1)	5,665	5,722
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	4,525	4,567
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	4,015	4,186
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
FS KKR Capital Corp. 6.875%, 8/15/29	$ 5,770	$ 5,918
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	5,995	6,066
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	4,185	4,343
Grifols S.A. 144A 4.750%, 10/15/28(1)	3,585	3,310
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	3,975	4,028
HUB International Ltd. 144A 7.250%, 6/15/30(1)	6,195	6,381
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	3,705	3,719
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	4,545	4,293
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	6,595	6,357
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	4,038
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,105	1,112
OneMain Finance Corp. 7.875%, 3/15/30	5,725	5,934
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	390	390
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	5,670	5,777
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	4,140	3,354
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	3,605	3,604
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	7,180
		104,261

Health Care—5.4%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	3,315	3,225
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	4,210	3,766
Community Health Systems, Inc. 144A 5.625%, 3/15/27(1)	4,000	3,820
CVS Health Corp. 7.000%, 3/10/55	2,590	2,610
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,535
	Par Value	Value

Health Care—continued
144A 11.000%, 10/15/30(1)	$ 2,900	$ 3,153
Medline Borrower LP
144A 6.250%, 4/1/29(1)	830	841
144A 5.250%, 10/1/29(1)	7,835	7,518
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	2,940	2,774
Radiology Partners, Inc. PIK 144A 7.775%, 1/31/29(1)(2)	4,720	4,673
Teva Pharmaceutical Finance Netherlands III B.V. 7.875%, 9/15/29	825	887
		34,802

Industrials—9.1%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	4,380	4,608
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,895
Cimpress plc 144A 7.375%, 9/15/32(1)	3,535	3,248
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	5,020	4,176
Fortress Transportation & Infrastructure Investors LLC
144A 5.500%, 5/1/28(1)	1,350	1,323
144A 7.000%, 5/1/31(1)	3,225	3,277
Global Infrastructure Solutions, Inc. 144A 5.625%, 6/1/29(1)	3,960	3,814
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	1,430	1,420
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	4,253	4,271
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,705	3,215
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	655	659
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	12,150	11,933
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	1,630	1,654
144A 6.875%, 12/15/30(1)	4,745	4,848
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	2,250	2,227
WESCO Distribution, Inc. 144A 6.375%, 3/15/29(1)	3,205	3,242
		58,810

	Par Value	Value

Information Technology—6.1%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	$ 6,500	$ 6,519
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	6,025	6,272
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,055	3,033
144A 6.500%, 10/15/28(1)	5,900	5,786
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	3,160	3,145
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	5,075	5,115
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	4,180	4,310
Viasat, Inc. 144A 5.625%, 9/15/25(1)	5,765	5,717
		39,897

Materials—5.2%
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	4,450	4,395
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	5,315	5,497
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	9,875
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	6,470	6,341
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	3,740	3,818
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	3,685	3,803
		33,729

Utilities—4.0%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,832
American Electric Power Co., Inc. 7.050%, 12/15/54	5,825	5,920
Ferrellgas LP
144A 5.375%, 4/1/26(1)	5,835	5,776
144A 5.875%, 4/1/29(1)	1,510	1,367
Lightning Power LLC 144A 7.250%, 8/15/32(1)	3,070	3,161
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,349
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	$ 4,500	$ 4,497
		25,902

Total Corporate Bonds and Notes (Identified Cost $544,637)		539,760
Leveraged Loans—10.4%
Chemicals—1.6%
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.689%, 3/16/29(3)	3,468	3,416
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.553%, 4/3/28(3)	3,432	3,419
WR Grace Holdings LLC 0.000%, 9/22/28(3)(4)	3,890	3,846
		10,681

Consumer Non-Durables—0.6%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.299%, 7/8/31(3)	4,558	3,897
Financials—0.9%
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 7.689%, 12/23/26(3)	5,887	5,875
Food / Tobacco—0.9%
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.549%, 3/31/28(3)	5,870	5,841
Forest Prod / Containers—0.5%
Trident TPI Holdings, Inc. Tranche B-7 (3 month Term SOFR + 3.750%) 8.049%, 9/15/28(3)	3,282	3,166
Gaming / Leisure—0.3%
Catawba Nation Gaming Authority Tranche B 0.000%, 3/28/32(3)(4)	2,240	2,244
Health Care—2.2%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.262% - 7.310%, 5/1/30(3)	3,920	3,688
Cotiviti, Inc. 7.625%, 5/1/31	4,680	4,604
	Par Value	Value

Health Care—continued
LifePoint Health, Inc. Tranche B-2 (3 month Term SOFR + 3.500%) 7.817%, 5/16/31(3)	$ 1,660	$ 1,594
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.299%, 9/27/30(3)	4,478	4,271
		14,157

Information Technology—0.2%
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.439%, 3/10/28(3)	978	974
Manufacturing—0.8%
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(3)	5,229	5,200
Media / Telecom - Cable/Wireless Video—1.0%
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.934%, 1/31/28(3)	6,500	6,315
Media / Telecom - Diversified Media—0.4%
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.575%, 5/3/28(3)	2,817	2,664
Media / Telecom - Wireless Communications—0.7%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.075%, 11/22/28(3)	4,744	4,736
Service—0.3%
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.439%, 1/21/28(3)	630	631
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.562%, 3/4/28(3)	1,920	1,618
		2,249

Total Leveraged Loans (Identified Cost $69,773)		67,999

	Shares	Value
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(5)(6)	40,020	$ —
Total Common Stock (Identified Cost $—)		—
Total Long-Term Investments—93.4% (Identified Cost $614,410)		607,759
Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%)(7)	16,940,611	16,941
Total Short-Term Investment (Identified Cost $16,941)		16,941
TOTAL INVESTMENTS—96.0% (Identified Cost $631,351)		$624,700
Other assets and liabilities, net—4.0%		25,910
NET ASSETS—100.0%		$650,610

Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $478,550 or 73.6% of net assets.
(2)	55% of the income received was in cash and 45% was in PIK.
(3)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	86%
Canada	3
Cayman Islands	2
Jersey	1
Ireland	1
Luxembourg	1
Australia	1
Other	5
Total	100%
† % of total investments as of March 31, 2025.

See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$539,760	$—	$539,760	$—
Leveraged Loans	67,999	—	67,999	—
Equity Securities:
Common Stock	—	—	—	—(1)
Money Market Mutual Fund	16,941	16,941	—	—
Total Investments	$624,700	$16,941	$607,759	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $1,906 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.6%
Brazil—1.2%
Itau Unibanco Holding S.A., 7.670%	14,900	$ 82
Petroleo Brasileiro S.A., 17.940%	14,400	94
		176

South Korea—0.4%
Samsung Electronics Co., Ltd., 2.340%	2,050	66
Total Preferred Stocks (Identified Cost $266)		242

Common Stocks—96.9%
Brazil—4.7%
Banco BTG Pactual S.A.	11,900	71
Eneva S.A.(1)	56,600	118
Petroleo Brasileiro S.A.	15,400	111
Rede D’Or Sao Luiz S.A.	22,300	110
Vale S.A.	22,700	226
WEG S.A.	9,718	77
		713

Cayman Islands—6.2%
Full Truck Alliance Co., Ltd. Sponsored ADR	9,064	116
Giant Biogene Holding Co., Ltd.	13,200	120
JD Logistics, Inc.(1)	64,400	104
KE Holdings, Inc. Class A	18,400	124
Kingsoft Corp., Ltd.	24,400	119
Kuaishou Technology(1)	14,500	102
PDD Holdings, Inc. ADR(1)	862	102
Trip.com Group Ltd.	2,250	143
		930

China—31.8%
Advanced Micro-Fabrication Equipment, Inc. China Class A	4,293	109
AIA Group Ltd. (Hong Kong)	14,800	112
Alibaba Group Holding Ltd.	80,723	1,336
Aluminum Corp. of China Ltd. Class H	186,000	117
ANTA Sports Products Ltd.	11,159	123
Bosideng International Holdings Ltd. (Hong Kong)	174,000	89
China Life Insurance Co., Ltd. Class H	58,000	112
China Merchants Bank Co., Ltd. Class A	58,471	349
JD.com, Inc. Class A	27,677	569
Luxshare Precision Industry Co., Ltd. Class A	16,730	95
Meituan Class B(1)	8,428	170
Montage Technology Co., Ltd. Class A	10,459	113
NetEase, Inc.	4,400	90
	Shares	Value

China—continued
Ping An Insurance Group Co. of China Ltd. Class H	19,000	$ 113
Shanghai Pudong Development Bank Co., Ltd. Class A	81,100	117
Suzhou TFC Optical Communication Co., Ltd. Class A	7,180	86
Tencent Holdings Ltd.	9,780	625
Weichai Power Co., Ltd. Class H	37,000	78
Xiaomi Corp. Class B(1)	38,000	240
Zhejiang Dingli Machinery Co., Ltd. Class A	9,100	74
Zijin Mining Group Co., Ltd. Class A	37,200	94
		4,811

Greece—0.6%
Eurobank Ergasias Services & Holdings S.A.	35,955	97
India—10.8%
Aditya Birla Capital Ltd.(1)	51,767	112
Bharat Heavy Electricals Ltd.	40,245	101
Bharti Airtel Ltd.	3,937	80
Cartrade Tech Ltd.(1)	5,708	109
Dixon Technologies India Ltd.	662	102
Eicher Motors Ltd.	1,397	87
Graphite India Ltd.	19,624	109
HDFC Bank Ltd.	11,000	235
ICICI Bank Ltd.	5,691	89
ICICI Lombard General Insurance Co., Ltd.	2,742	57
IndiaMart InterMesh Ltd.	3,703	89
Kotak Mahindra Bank Ltd.	5,446	138
Macrotech Developers Ltd.	7,354	103
Reliance Industries Ltd.	10,293	153
Tata Consultancy Services Ltd.	1,719	72
		1,636

Indonesia—0.6%
Bank Central Asia Tbk PT	174,600	89
Japan—3.7%
Daiichi Sankyo Co., Ltd.	9,600	228
Lasertec Corp.	1,200	103
MonotaRO Co., Ltd.	6,100	114
Nippon Paint Holdings Co., Ltd.	15,800	119
		564

Luxembourg—0.4%
InPost S.A.(1)	4,111	60
Malaysia—1.1%
Hong Leong Bank Bhd	16,300	74
	Shares	Value

Malaysia—continued
Kelington Group Bhd	112,000	$ 88
		162

Mexico—0.5%
Grupo Financiero Banorte SAB de C.V. Class O	10,400	72
Netherlands—2.4%
ASML Holding N.V.	547	362
Qatar—0.7%
Ooredoo QPSC	32,499	106
Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	—(4)
Saudi Arabia—2.7%
Al Rajhi Bank	3,648	99
Arab National Bank	16,763	103
Etihad Etisalat Co.	7,380	120
Saudi Arabian Oil Co.	11,374	81
		403

South Africa—2.8%
Capitec Bank Holdings Ltd.	464	79
Naspers Ltd. Class N	1,408	349
		428

South Korea—7.1%
Classys, Inc.	2,155	83
HD Hyundai Co., Ltd.	1,491	74
Hugel, Inc.(1)	343	78
NAVER Corp.	818	107
Samsung Electronics Co., Ltd.	15,420	612
SK Hynix, Inc.	910	121
		1,075

Taiwan—14.9%
Asia Vital Components Co., Ltd.	7,000	99
AURAS Technology Co., Ltd.	6,000	99
eMemory Technology, Inc.	1,000	70
Lotes Co., Ltd.	2,000	85
Quanta Computer, Inc.	17,000	118
Realtek Semiconductor Corp.	8,000	128
Taiwan Semiconductor Manufacturing Co., Ltd.	52,121	1,468
Wistron Corp.	29,000	85
Wiwynn Corp.	2,000	101
		2,253

Thailand—1.0%
CP ALL PCL Foreign Shares	104,600	153
United Arab Emirates—2.5%
ADNOC Drilling Co. PJSC	56,177	79
ADNOC Logistics & Services	60,009	80
Aldar Properties PJSC	51,760	118
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

United Arab Emirates—continued
Emirates NBD Bank PJSC	18,053	$ 99
		376

United Kingdom—0.7%
Anglogold Ashanti plc	2,868	108
Uruguay—1.7%
MercadoLibre, Inc.(1)	130	254
Total Common Stocks (Identified Cost $13,139)		14,652

Total Long-Term Investments—98.5% (Identified Cost $13,405)		14,894

TOTAL INVESTMENTS—98.5% (Identified Cost $13,405)		$14,894
Other assets and liabilities, net—1.5%		229
NET ASSETS—100.0%		$15,123

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
QPSC	Qatar Public Shareholding Company
Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
China	32%
Taiwan	15
India	11
South Korea	8
Cayman Islands	6
Brazil	6
Japan	4
Other	18
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$242	$176	$66	$—
Common Stocks	14,652	1,257	13,395	—(1)
Total Investments	$14,894	$1,433	$13,461	$—(1)

(1)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund
Assets
Investment in securities at value(1)	$1,203,064	$539,581	$96,025
Investment in affiliates at value(2)	—	—	27,121
Foreign currency at value(3)	—	1	88
Cash	47,414	887	7,472
Due from broker	—	—	865
Cash pledged as collateral for futures contracts	—	—	1,221
Receivables
Investment securities sold	18,847	—	45
Fund shares sold	507	169	15
Dividends and interest	4,428	424	506
Receivable from adviser	—	—	9
Tax reclaims	—	1,322	41
Prepaid Trustees’ retainer	23	9	2
Prepaid expenses	39	23	26
Other assets	176	102	53
Total assets	1,274,498	542,518	133,489
Liabilities
Variation margin payable on futures contracts	—	—	64
Payables
Fund shares repurchased	742	419	57
Investment securities purchased	24,506	—	47
Foreign capital gains tax	—	—	1
Investment advisory fees	483	300	—
European Union tax reclaim contingent fees payable(4)	—	147	—
Distribution and service fees	86	66	8
Administration and accounting fees	114	51	16
Transfer agent and sub-transfer agent fees and expenses	233	116	11
Professional fees	35	20	18
Trustee deferred compensation plan	176	102	53
Interest expense and/or commitment fees	8	3	1
Other accrued expenses	47	10	24
Total liabilities	26,430	1,234	300
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$1,248,068	$541,284	$133,189
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,226,414	$330,196	$130,809
Accumulated earnings (loss)	21,654	211,088	2,380
Net Assets	$1,248,068	$541,284	$133,189
Net Assets:
Class A	$152,733	$196,315	$31,599
Class C	$60,178	$27,566	$1,324
Institutional Class	$1,026,951	$317,403	$4,883
Class R6	$8,206	$—	$95,383
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,382,433	10,217,982	3,060,423
Class C	1,696,360	1,545,803	122,254
Institutional Class	30,221,483	16,941,945	477,369
Class R6	242,150	—	9,621,918
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$34.85	$19.21	$10.32
Class C	$35.47	$17.83	$10.83
Institutional Class	$33.98	$18.73	$10.23
Class R6	$33.89	$—	$9.91
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$36.88	$20.33	$10.92
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$1,178,615	$365,875	$95,402
(2) Investment in affiliates at cost	$—	$—	$29,443
(3) Foreign currency at cost	$—	$1	$8

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(4)	See Note 2C in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	International Small-Cap Fund	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund
Assets
Investment in securities at value(1)	$43,500	$624,700	$14,894
Foreign currency at value(2)	1	—	21
Cash	1,202	16,813	202
Receivables
Investment securities sold	—	6,407	—
Fund shares sold	—(a)	1,939	35
Dividends and interest	203	10,716	60
Receivable from adviser	—	—	4
Tax reclaims	211	—	2
Prepaid Trustees’ retainer	1	11	—
Prepaid expenses	19	64	39
Other assets	2	186	13
Total assets	45,139	660,836	15,270
Liabilities
Payables
Fund shares repurchased	1	370	88
Investment securities purchased	—	9,203	—
Investment advisory fees	19	182	—
Distribution and service fees	1	46	1
Administration and accounting fees	8	62	6
Transfer agent and sub-transfer agent fees and expenses	5	128	7
Professional fees	22	17	11
Trustee deferred compensation plan	2	186	13
Interest expense and/or commitment fees	—(a)	3	—(a)
Other accrued expenses	17	29	21
Total liabilities	75	10,226	147
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$45,064	$650,610	$15,123
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$41,053	$865,912	$34,964
Accumulated earnings (loss)	4,011	(215,302)	(19,841)
Net Assets	$45,064	$650,610	$15,123
Net Assets:
Class A	$2,929	$126,750	$4,104
Class C	$75	$44,797	$270
Institutional Class	$18,405	$465,072	$10,749
Class R6	$23,655	$13,991	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	99,478	9,297,613	250,059
Class C	2,602	3,272,353	16,680
Institutional Class	595,848	34,471,677	657,910
Class R6	778,006	1,036,430	—
Net Asset Value and Redemption Price Per Share:*
Class A	$29.45	$13.63	$16.41
Class C	$28.92	$13.69	$16.21
Institutional Class	$30.89	$13.49	$16.34
Class R6	$30.40	$13.50	$—
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	International Small-Cap Fund	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$31.16	$13.94	$17.37
Maximum Sales Charge - Class A	5.50%	2.25%	5.50%
(1) Investment in securities at cost	$38,203	$631,351	$13,405
(2) Foreign currency at cost	$1	$—	$21

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund
Investment Income
Dividends	$4,953	$3,812	$699
Dividends from affiliates	—	—	47
Interest	12,955	—	1,074
European Union tax reclaims(1)	—	445	—
Foreign taxes withheld	—	(15)	(20)
Total investment income	17,908	4,242	1,800
Expenses
Investment advisory fees	3,813	2,843	492
Distribution and service fees, Class A	204	265	42
Distribution and service fees, Class C	332	156	7
Administration and accounting fees	673	307	80
Transfer agent fees and expenses	285	129	33
Sub-transfer agent fees and expenses, Class A	76	98	12
Sub-transfer agent fees and expenses, Class C	29	16	1
Sub-transfer agent fees and expenses, Institutional Class	466	159	2
European Union tax reclaim fees	—	54	—
Custodian fees	2	1	1
Printing fees and expenses	54	28	9
Professional fees	46	23	16
Interest expense and/or commitment fees	5	9	1
Registration fees	51	32	32
Trustees’ fees and expenses	54	28	6
Miscellaneous expenses	40	22	32
Total expenses	6,130	4,170	766
Less net expenses reimbursed and/or waived by investment adviser(2)	(834)	(855)	(550)
Net expenses	5,296	3,315	216
Net investment income (loss)	12,612	927	1,584
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	117,326	44,240	2,345
Foreign currency transactions	—	(67)	(16)
Futures	—	—	(1,145)
Swaps	—	—	5
Capital gains received from investments in affiliates	—	—	2,292
Net change in unrealized appreciation (depreciation) on:
Investments	(115,812)	(91,197)	(4,464)
Investments in affiliates	—	—	(4,236)
Foreign currency transactions	—	(29)	26
Foreign capital gains tax	—	—	22
Futures	—	—	(838)
Swaps	—	—	(4)
Net realized and unrealized gain (loss) on investments	1,514	(47,053)	(6,013)
Net increase (decrease) in net assets resulting from operations	$14,126	$(46,126)	$(4,429)

(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	International Small-Cap Fund	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund
Investment Income
Dividends	$692	$398	$119
Interest	—	22,109	—
European Union tax reclaims(1)	11	—	—
Foreign taxes withheld	(83)	—	(10)
Total investment income	620	22,507	109
Expenses
Investment advisory fees	227	1,473	71
Distribution and service fees, Class A	4	152	5
Distribution and service fees, Class C	—(a)	114	2
Administration and accounting fees	33	318	19
Transfer agent fees and expenses	10	134	4
Sub-transfer agent fees and expenses, Class A	2	40	3
Sub-transfer agent fees and expenses, Class C	—(a)	21	—(a)
Sub-transfer agent fees and expenses, Institutional Class	8	180	7
European Union tax reclaim fees	1	—	—
Custodian fees	3	3	3
Printing fees and expenses	5	25	5
Professional fees	18	24	18
Interest expense and/or commitment fees	—(a)	2	—(a)
Registration fees	20	47	16
Trustees’ fees and expenses	2	24	1
Miscellaneous expenses	13	28	10
Total expenses	346	2,585	164
Less net expenses reimbursed and/or waived by investment adviser(2)	(110)	(471)	(83)
Net expenses	236	2,114	81
Net investment income (loss)	384	20,393	28
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(568)	(4,001)	445
Foreign currency transactions	(28)	—	(6)
Foreign capital gains tax	(5)	—	3
Net change in unrealized appreciation (depreciation) on:
Investments	(1,283)	(7,430)	(1,203)
Foreign currency transactions	(11)	—	(1)
Foreign capital gains tax	74	—	50
Net realized and unrealized gain (loss) on investments	(1,821)	(11,431)	(712)
Net increase (decrease) in net assets resulting from operations	$(1,437)	$8,962	$(684)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Convertible Fund		Duff & Phelps Water Fund		Global Allocation Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$12,612	$28,302	$927	$3,806	$1,584	$4,662
Net realized gain (loss)	117,326	41,448	44,173	39,033	3,481	1,564
Net change in unrealized appreciation (depreciation)	(115,812)	126,314	(91,226)	126,261	(9,494)	26,226
Increase (decrease) in net assets resulting from operations	14,126	196,064	(46,126)	169,100	(4,429)	32,452
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,132)	(4,273)	(15,088)	(7,058)	(989)	(927)
Class C	(587)	(1,177)	(2,277)	(1,053)	(31)	(33)
Class P	—	(6,014)	—	(4,653)	—	(40)
Institutional Class	(16,344)	(24,792)	(27,870)	(8,396)	(188)	(157)
Class R6	(57)	(13)	—	—	(3,289)	(4,840)
Administrative Class	—	(81)	—	—	—	(3)
Total dividends and distributions to shareholders	(19,120)	(36,350)	(45,235)	(21,160)	(4,497)	(6,000)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(8,330)	(55,515)	(5,440)	(19,539)	(1,505)	(4,849)
Class C	(6,887)	(19,747)	(3,284)	(9,008)	(137)	(592)
Class P	—	(348,052)	—	(157,155)	—	(1,690)
Institutional Class	(53,549)	130,147	(22,792)	114,772	(961)	6
Class R6	8,145	295	—	—	(3,031)	(72,328)
Administrative Class	—	(5,800)	—	—	—	(113)
Increase (decrease) in net assets from capital transactions	(60,621)	(298,672)	(31,516)	(70,930)	(5,634)	(79,566)
Net increase (decrease) in net assets	(65,615)	(138,958)	(122,877)	77,010	(14,560)	(53,114)
Net Assets
Beginning of period	1,313,683	1,452,641	664,161	587,151	147,749	200,863
End of Period	$1,248,068	$1,313,683	$541,284	$664,161	$133,189	$147,749
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	International Small-Cap Fund		Newfleet Short Duration High Income Fund		NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$384	$1,402	$20,393	$39,636	$28	$277
Net realized gain (loss)	(601)	2,201	(4,001)	(7,912)	442	(3,860)
Net change in unrealized appreciation (depreciation)	(1,220)	3,103	(7,430)	32,384	(1,154)	5,782
Increase (decrease) in net assets resulting from operations	(1,437)	6,706	8,962	64,108	(684)	2,199
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(94)	(186)	(4,143)	(7,752)	(44)	(80)
Class C	(2)	(4)	(1,477)	(3,009)	(3)	(3)
Class P	—	(233)	—	(7,718)	—	(29)
Institutional Class	(603)	(571)	(15,445)	(21,580)	(128)	(407)
Class R6	(811)	(646)	(505)	(1,080)	—	—
Total dividends and distributions to shareholders	(1,510)	(1,640)	(21,570)	(41,139)	(175)	(519)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(80)	(356)	11,333	3,180	(602)	(2,137)
Class C	3	(90)	11	(5,414)	(22)	(179)
Class P	—	(4,307)	—	(166,376)	—	(2,806)
Institutional Class	243	2,591	61,306	162,066	(3,486)	(17,176)
Class R6	(1,191)	12,031	(19)	787	—	—
Increase (decrease) in net assets from capital transactions	(1,025)	9,869	72,631	(5,757)	(4,110)	(22,298)
Net increase (decrease) in net assets	(3,972)	14,935	60,023	17,212	(4,969)	(20,618)
Net Assets
Beginning of period	49,036	34,101	590,587	573,375	20,092	40,710
End of Period	$45,064	$49,036	$650,610	$590,587	$15,123	$20,092
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Convertible Fund
Class A
10/1/24 to 3/31/25(8)	$34.99	0.31	—	0.03	0.34	(0.48)	—	(0.48)	—	(0.14)	$34.85	0.92%	$152,733	0.96%	1.10%	1.72%	84%
10/1/23 to 9/30/24	31.00	0.57	—	4.22	4.79	(0.80)	—	(0.80)	—	3.99	34.99	15.64	161,418	0.96	1.09	1.75	152
10/1/22 to 9/30/23	30.27	0.54	—	0.73	1.27	(0.54)	—	(0.54)	—	0.73	31.00	4.19	196,478	0.96	1.10	1.71	136
10/1/21 to 9/30/22	45.74	0.16	—	(7.94)	(7.78)	(0.19)	(7.50)	(7.69)	—	(15.47)	30.27	(20.06)	236,603	0.96	1.10	0.45	121
10/1/20 to 9/30/21	38.77	0.11	—	9.73	9.84	(0.20)	(2.67)	(2.87)	—	6.97	45.74	25.71	396,378	0.95 (9)	1.02	0.25	130
10/1/19 to 9/30/20	29.25	0.27	—	10.59	10.86	(0.43)	(0.91)	(1.34)	—	9.52	38.77	38.44	254,762	0.96	0.98	0.83	145
Class C
10/1/24 to 3/31/25(8)	$35.60	0.17	—	0.03	0.20	(0.33)	—	(0.33)	—	(0.13)	$35.47	0.52%	$60,178	1.73%	1.84%	0.95%	84%
10/1/23 to 9/30/24	31.44	0.41	—	4.29	4.70	(0.54)	—	(0.54)	—	4.16	35.60	15.06	67,066	1.73	1.84	1.23	152
10/1/22 to 9/30/23	30.69	0.30	—	0.73	1.03	(0.28)	—	(0.28)	—	0.75	31.44	3.37	78,057	1.73	1.83	0.95	136
10/1/21 to 9/30/22	46.36	(0.12)	—	(8.05)	(8.17)	— (10)	(7.50)	(7.50)	—	(15.67)	30.69	(20.67)	87,842	1.73	1.82	(0.32)	121
10/1/20 to 9/30/21	39.39	(0.24)	—	9.88	9.64	— (10)	(2.67)	(2.67)	—	6.97	46.36	24.75	141,138	1.72 (9)	1.77	(0.52)	130
10/1/19 to 9/30/20	29.61	0.02	—	10.77	10.79	(0.10)	(0.91)	(1.01)	—	9.78	39.39	37.40	112,523	1.73	1.74	0.06	145
Institutional Class
10/1/24 to 3/31/25(8)	$34.13	0.35	—	0.03	0.38	(0.53)	—	(0.53)	—	(0.15)	$33.98	1.05%	$1,026,951	0.71%	0.83%	1.97%	84%
10/1/23 to 9/30/24	30.20	0.71	—	4.12	4.83	(0.90)	—	(0.90)	—	3.93	34.13	16.22	1,084,616	0.71	0.85	2.23	152
10/1/22 to 9/30/23	29.52	0.60	—	0.71	1.31	(0.63)	—	(0.63)	—	0.68	30.20	4.43	844,174	0.71	0.86	1.96	136
10/1/21 to 9/30/22	44.81	0.24	—	(7.74)	(7.50)	(0.29)	(7.50)	(7.79)	—	(15.29)	29.52	(19.84)	930,359	0.71	0.83	0.68	121
10/1/20 to 9/30/21	38.04	0.23	—	9.53	9.76	(0.32)	(2.67)	(2.99)	—	6.77	44.81	26.02	1,640,171	0.69	0.77	0.51	130
10/1/19 to 9/30/20	28.76	0.34	—	10.40	10.74	(0.55)	(0.91)	(1.46)	—	9.28	38.04	38.80	1,045,769	0.71	0.71	1.07	145
Class R6
10/1/24 to 3/31/25(8)	$34.07	0.39	—	—	0.39	(0.57)	—	(0.57)	—	(0.18)	$33.89	1.10%	$8,206	0.62%	0.75%	2.26%	84%
10/1/23 to 9/30/24	30.15	0.74	—	4.12	4.86	(0.94)	—	(0.94)	—	3.92	34.07	16.32	583	0.62	0.76	2.32	152
10/1/22 to 9/30/23	29.49	0.65	—	0.69	1.34	(0.68)	—	(0.68)	—	0.66	30.15	4.55	226	0.62	0.75	2.12	136
1/31/22(11) to 9/30/22	34.43	0.24	—	(4.94)	(4.70)	(0.24)	—	(0.24)	—	(4.94)	29.49	(13.67)	86	0.62	0.83	1.11	121 (12)

Duff & Phelps Water Fund
Class A
10/1/24 to 3/31/25(8)	$22.29	0.02	—	(1.63)	(1.61)	(0.06)	(1.41)	(1.47)	—	(3.08)	$19.21	(7.15) %	$196,315	1.24% (13)	1.51%	0.17%	14%
10/1/23 to 9/30/24	17.57	0.10	—	5.25	5.35	(0.12)	(0.51)	(0.63)	—	4.72	22.29	31.12	233,226	1.22	1.48	0.48	22
10/1/22 to 9/30/23	15.87	0.09	—	1.68	1.77	(0.07)	—	(0.07)	—	1.70	17.57	11.17	201,139	1.22	1.48	0.48	19
10/1/21 to 9/30/22	22.45	0.05	—	(4.87)	(4.82)	(0.25)	(1.51)	(1.76)	— (10)	(6.58)	15.87	(23.71) (14)	207,428	1.22	1.48	0.27	27
10/1/20 to 9/30/21	17.63	0.26	—	4.87	5.13	(0.04)	(0.27)	(0.31)	—	4.82	22.45	29.41	286,453	1.22	1.45	1.23	32
10/1/19 to 9/30/20	16.31	0.06	—	1.77	1.83	(0.11)	(0.40)	(0.51)	—	1.32	17.63	11.35	200,384	1.22	1.40	0.37	28
Class C
10/1/24 to 3/31/25(8)	$20.81	(0.05)	—	(1.52)	(1.57)	—	(1.41)	(1.41)	—	(2.98)	$17.83	(7.50) %	$27,566	1.99% (13)	2.27%	(0.58) %	14%
10/1/23 to 9/30/24	16.45	(0.05)	—	4.92	4.87	—	(0.51)	(0.51)	—	4.36	20.81	30.14	35,697	1.97	2.24	(0.27)	22
10/1/22 to 9/30/23	14.90	(0.05)	—	1.60	1.55	—	—	—	—	1.55	16.45	10.40	36,154	1.97	2.23	(0.28)	19
10/1/21 to 9/30/22	21.18	(0.09)	—	(4.60)	(4.69)	(0.08)	(1.51)	(1.59)	— (10)	(6.28)	14.90	(24.32) (14)	41,415	1.97	2.22	(0.50)	27
10/1/20 to 9/30/21	16.73	0.09	—	4.63	4.72	— (10)	(0.27)	(0.27)	—	4.45	21.18	28.48	68,805	1.97	2.20	0.43	32
10/1/19 to 9/30/20	15.52	(0.06)	—	1.67	1.61	—	(0.40)	(0.40)	—	1.21	16.73	10.48	57,901	1.97	2.16	(0.38)	28
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Duff & Phelps Water Fund (Continued)
Institutional Class
10/1/24 to 3/31/25(8)	$21.84	0.05	—	(1.59)	(1.54)	(0.16)	(1.41)	(1.57)	—	(3.11)	$18.73	(6.99) %	$317,403	0.95% (13)	1.25%	0.47%	14%
10/1/23 to 9/30/24	17.24	0.15	—	5.14	5.29	(0.18)	(0.51)	(0.69)	—	4.60	21.84	31.40	395,238	0.93	1.23	0.77	22
10/1/22 to 9/30/23	15.57	0.14	—	1.66	1.80	(0.13)	—	(0.13)	—	1.67	17.24	11.55	220,985	0.93	1.24	0.76	19
10/1/21 to 9/30/22	22.06	0.11	—	(4.77)	(4.66)	(0.32)	(1.51)	(1.83)	— (10)	(6.49)	15.57	(23.48) (14)	235,079	0.93	1.23	0.59	27
10/1/20 to 9/30/21	17.33	0.33	—	4.77	5.10	(0.10)	(0.27)	(0.37)	—	4.73	22.06	29.76	325,247	0.93	1.21	1.57	32
10/1/19 to 9/30/20	16.03	0.11	—	1.74	1.85	(0.15)	(0.40)	(0.55)	—	1.30	17.33	11.71	204,320	0.93	1.13	0.68	28

Global Allocation Fund
Class A
10/1/24 to 3/31/25(8)	$10.99	0.11	0.17	(0.63)	(0.35)	(0.19)	(0.13)	(0.32)	—	(0.67)	$10.32	(3.23) %	$31,599	0.52%	1.33%	2.04%	23%
10/1/23 to 9/30/24	9.40	0.19	0.40	1.26	1.85	(0.26)	—	(0.26)	—	1.59	10.99	20.00	35,181	0.52	1.31	1.87	69
10/1/22 to 9/30/23	9.03	0.22	0.40	0.23	0.85	(0.01)	(0.47)	(0.48)	—	0.37	9.40	9.49	34,586	0.52	1.30	2.33	55
10/1/21 to 9/30/22	11.99	0.10	0.74	(2.75)	(1.91)	(0.22)	(0.83)	(1.05)	—	(2.96)	9.03	(17.65)	36,036	0.52	1.26	0.91	88
10/1/20 to 9/30/21	11.11	0.14	0.16	1.33	1.63	(0.22)	(0.53)	(0.75)	— (10)	0.88	11.99	15.16 (14)	49,743	0.56 (15)	1.22	1.19	168
10/1/19 to 9/30/20	11.05	0.13	—	0.94	1.07	(0.12)	(0.89)	(1.01)	—	0.06	11.11	10.21	46,506	0.52	1.14	1.18	141
Class C
10/1/24 to 3/31/25(8)	$11.48	0.07	0.18	(0.66)	(0.41)	(0.11)	(0.13)	(0.24)	—	(0.65)	$10.83	(3.57) %	$1,324	1.27%	2.10%	1.29%	23%
10/1/23 to 9/30/24	9.79	0.17	0.42	1.28	1.87	(0.18)	—	(0.18)	—	1.69	11.48	19.25	1,545	1.27	2.07	1.57	69
10/1/22 to 9/30/23	9.46	0.17	0.41	0.22	0.80	—	(0.47)	(0.47)	—	0.33	9.79	8.55	1,866	1.27	2.05	1.68	55
10/1/21 to 9/30/22	12.50	0.06	0.74	(2.88)	(2.08)	(0.13)	(0.83)	(0.96)	—	(3.04)	9.46	(18.21)	2,136	1.27	2.03	0.53	88
10/1/20 to 9/30/21	11.47	0.07	0.21	1.32	1.60	(0.04)	(0.53)	(0.57)	— (10)	1.03	12.50	14.29 (14)	2,558	1.31 (15)	1.94	0.59	168
10/1/19 to 9/30/20	11.37	0.06	—	0.95	1.01	(0.02)	(0.89)	(0.91)	—	0.10	11.47	9.28	3,549	1.27	1.83	0.55	141
Institutional Class
10/1/24 to 3/31/25(8)	$10.91	0.12	0.18	(0.64)	(0.34)	(0.21)	(0.13)	(0.34)	—	(0.68)	$10.23	(3.14) %	$4,883	0.29%	1.08%	2.26%	23%
10/1/23 to 9/30/24	9.32	0.21	0.40	1.26	1.87	(0.28)	—	(0.28)	—	1.59	10.91	20.47	6,202	0.29	1.06	2.08	69
10/1/22 to 9/30/23	8.95	0.25	0.39	0.21	0.85	(0.01)	(0.47)	(0.48)	—	0.37	9.32	9.64	5,327	0.29	1.05	2.64	55
10/1/21 to 9/30/22	11.89	0.36	0.72	(2.95)	(1.87)	(0.24)	(0.83)	(1.07)	—	(2.94)	8.95	(17.42)	6,085	0.29	1.01	3.29	88
10/1/20 to 9/30/21	11.05	0.17	0.16	1.32	1.65	(0.28)	(0.53)	(0.81)	— (10)	0.84	11.89	15.46 (14)	10,820	0.31 (15)	0.86	1.43	168
10/1/19 to 9/30/20	11.02	0.14	—	0.94	1.08	(0.16)	(0.89)	(1.05)	—	0.03	11.05	10.40	9,609	0.29	0.88	1.28	141
Class R6
10/1/24 to 3/31/25(8)	$10.58	0.12	0.17	(0.62)	(0.33)	(0.21)	(0.13)	(0.34)	—	(0.67)	$9.91	(3.13) %	$95,383	0.22%	0.99%	2.34%	23%
10/1/23 to 9/30/24	9.05	0.28	0.39	1.15	1.82	(0.29)	—	(0.29)	—	1.53	10.58	20.49	104,821	0.22	0.97	2.95	69
10/1/22 to 9/30/23	8.70	0.24	0.38	0.21	0.83	(0.01)	(0.47)	(0.48)	—	0.35	9.05	9.71	157,400	0.22	0.96	2.55	55
10/1/21 to 9/30/22	11.59	0.12	0.71	(2.64)	(1.81)	(0.25)	(0.83)	(1.08)	—	(2.89)	8.70	(17.37)	175,564	0.22	0.93	1.19	88
10/1/20 to 9/30/21	10.79	0.17	0.16	1.28	1.61	(0.28)	(0.53)	(0.81)	— (10)	0.80	11.59	15.46 (14)	216,700	0.26 (15)	0.91	1.50	168
10/1/19 to 9/30/20	10.78	0.16	—	0.92	1.08	(0.18)	(0.89)	(1.07)	—	0.01	10.79	10.57	191,750	0.22	0.83	1.52	141
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

International Small-Cap Fund
Class A
10/1/24 to 3/31/25(8)	$31.35	0.22	—	(1.18)	(0.96)	(0.94)	—	(0.94)	—	(1.90)	$29.45	(2.94) %	$2,929	1.25% (13)	1.84%	1.47%	36%
10/1/23 to 9/30/24	27.87	0.88	—	4.22	5.10	(1.62)	—	(1.62)	—	3.48	31.35	19.02	3,202	1.25	1.85	3.00	110
10/1/22 to 9/30/23	22.77	0.96	—	4.42	5.38	(0.28)	—	(0.28)	—	5.10	27.87	23.74	3,167	1.27 (16)	1.83	3.60	70
10/1/21 to 9/30/22	41.91	0.48	—	(12.74)	(12.26)	(0.86)	(6.06)	(6.92)	0.04	(19.14)	22.77	(34.75) (14)	2,845	1.25	1.78	1.53	131
10/1/20 to 9/30/21	34.36	0.22	—	7.76	7.98	(0.30)	(0.13)	(0.43)	—	7.55	41.91	23.32	4,853	1.25	1.77	0.54	51
10/1/19 to 9/30/20	32.15	0.15	—	2.54	2.69	(0.48)	—	(0.48)	—	2.21	34.36	8.37	3,619	1.25	1.75	0.47	60
Class C
10/1/24 to 3/31/25(8)	$30.67	0.11	—	(1.15)	(1.04)	(0.71)	—	(0.71)	—	(1.75)	$28.92	(3.34) %	$75	2.00% (13)	2.69%	0.75%	36%
10/1/23 to 9/30/24	26.98	0.52	—	4.26	4.78	(1.09)	—	(1.09)	—	3.69	30.67	18.18	77	2.00	2.70	1.82	110
10/1/22 to 9/30/23	21.97	0.73	—	4.28	5.01	—	—	—	—	5.01	26.98	22.80	157	2.02 (16)	2.63	2.83	70
10/1/21 to 9/30/22	40.12	0.20	—	(12.28)	(12.08)	(0.05)	(6.06)	(6.11)	0.04	(18.15)	21.97	(35.24) (14)	166	2.00	2.49	0.66	131
10/1/20 to 9/30/21	33.00	(0.24)	—	7.60	7.36	(0.11)	(0.13)	(0.24)	—	7.12	40.12	22.36	373	2.00	2.47	(0.62)	51
10/1/19 to 9/30/20	30.72	(0.08)	—	2.40	2.32	(0.04)	—	(0.04)	—	2.28	33.00	7.56	722	2.00	2.49	(0.27)	60
Institutional Class
10/1/24 to 3/31/25(8)	$32.91	0.26	—	(1.24)	(0.98)	(1.04)	—	(1.04)	—	(2.02)	$30.89	(2.84) %	$18,405	1.04% (13)	1.55%	1.69%	36%
10/1/23 to 9/30/24	28.98	1.03	—	4.38	5.41	(1.48)	—	(1.48)	—	3.93	32.91	19.29	19,322	1.04	1.57	3.37	110
10/1/22 to 9/30/23	23.66	1.07	—	4.58	5.65	(0.33)	—	(0.33)	—	5.32	28.98	24.01	14,596	1.06 (16)	1.55	3.84	70
10/1/21 to 9/30/22	43.24	0.56	—	(13.22)	(12.66)	(0.90)	(6.06)	(6.96)	0.04	(19.58)	23.66	(34.62) (14)	17,202	1.04	1.47	1.73	131
10/1/20 to 9/30/21	35.49	0.29	—	8.03	8.32	(0.44)	(0.13)	(0.57)	—	7.75	43.24	23.55	29,125	1.04	1.50	0.69	51
10/1/19 to 9/30/20	33.21	0.23	—	2.63	2.86	(0.58)	—	(0.58)	—	2.28	35.49	8.61	31,942	1.04	1.51	0.69	60
Class R6
10/1/24 to 3/31/25(8)	$32.42	0.26	—	(1.23)	(0.97)	(1.05)	—	(1.05)	—	(2.02)	$30.40	(2.85) %	$23,655	1.00% (13)	1.46%	1.72%	36%
10/1/23 to 9/30/24	28.64	1.13	—	4.21	5.34	(1.56)	—	(1.56)	—	3.78	32.42	19.33	26,435	1.00	1.47	3.72	110
10/1/22 to 9/30/23	23.36	1.06	—	4.54	5.60	(0.32)	—	(0.32)	—	5.28	28.64	24.11	12,172	1.01 (16)	1.45	3.88	70
10/1/21 to 9/30/22	42.86	0.59	—	(13.08)	(12.49)	(0.99)	(6.06)	(7.05)	0.04	(19.50)	23.36	(34.60) (14)	18,866	1.00	1.37	1.86	131
10/1/20 to 9/30/21	35.17	0.32	—	7.94	8.26	(0.44)	(0.13)	(0.57)	—	7.69	42.86	23.60	31,785	1.00	1.41	0.77	51
10/1/19 to 9/30/20	33.03	0.26	—	2.59	2.85	(0.71)	—	(0.71)	—	2.14	35.17	8.63	29,889	1.00	1.43	0.80	60

Newfleet Short Duration High Income Fund
Class A
10/1/24 to 3/31/25(8)	$13.90	0.45	—	(0.25)	0.20	(0.47)	—	(0.47)	—	(0.27)	$13.63	1.45%	$126,750	0.86%	1.00%	6.48%	28%
10/1/23 to 9/30/24	13.37	0.90	—	0.56	1.46	(0.93)	—	(0.93)	—	0.53	13.90	11.30	117,868	0.86	0.99	6.62	59
10/1/22 to 9/30/23	12.84	0.85	—	0.49	1.34	(0.81)	—	(0.81)	—	0.53	13.37	10.70	110,220	0.87	1.01	6.43	43
10/1/21 to 9/30/22	14.59	0.64	—	(1.63)	(0.99)	(0.76)	—	(0.76)	—	(1.75)	12.84	(7.05)	114,099	0.86	0.98	4.59	56
10/1/20 to 9/30/21	13.99	0.62	—	0.84	1.46	(0.86)	—	(0.86)	—	0.60	14.59	10.65	145,424	0.86	0.93	4.24	69
10/1/19 to 9/30/20	14.62	0.58	—	(0.54)	0.04	(0.67)	—	(0.67)	—	(0.63)	13.99	0.37	136,690	0.86	0.87	4.13	81
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet Short Duration High Income Fund (Continued)
Class C
10/1/24 to 3/31/25(8)	$13.96	0.43	—	(0.25)	0.18	(0.45)	—	(0.45)	—	(0.27)	$13.69	1.31%	$44,797	1.11%	1.27%	6.23%	28%
10/1/23 to 9/30/24	13.41	0.87	—	0.57	1.44	(0.89)	—	(0.89)	—	0.55	13.96	11.11	45,658	1.11	1.26	6.37	59
10/1/22 to 9/30/23	12.88	0.82	—	0.48	1.30	(0.77)	—	(0.77)	—	0.53	13.41	10.37	49,229	1.12	1.28	6.17	43
10/1/21 to 9/30/22	14.63	0.61	—	(1.63)	(1.02)	(0.73)	—	(0.73)	—	(1.75)	12.88	(7.27)	58,284	1.11	1.24	4.34	56
10/1/20 to 9/30/21	13.98	0.58	—	0.84	1.42	(0.77)	—	(0.77)	—	0.65	14.63	10.34	77,032	1.11	1.20	4.00	69
10/1/19 to 9/30/20	14.61	0.54	—	(0.54)	—	(0.63)	—	(0.63)	—	(0.63)	13.98	0.12	90,863	1.12	1.13	3.86	81
Institutional Class
10/1/24 to 3/31/25(8)	$13.77	0.46	—	(0.25)	0.21	(0.49)	—	(0.49)	—	(0.28)	$13.49	1.52%	$465,072	0.60%	0.76%	6.74%	28%
10/1/23 to 9/30/24	13.24	0.93	—	0.57	1.50	(0.97)	—	(0.97)	—	0.53	13.77	11.72	412,767	0.60	0.76	6.87	59
10/1/22 to 9/30/23	12.73	0.88	—	0.47	1.35	(0.84)	—	(0.84)	—	0.51	13.24	10.93	238,135	0.61	0.78	6.69	43
10/1/21 to 9/30/22	14.47	0.67	—	(1.61)	(0.94)	(0.80)	—	(0.80)	—	(1.74)	12.73	(6.78)	231,407	0.60	0.76	4.86	56
10/1/20 to 9/30/21	13.89	0.65	—	0.84	1.49	(0.91)	—	(0.91)	—	0.58	14.47	10.91	251,201	0.60	0.70	4.50	69
10/1/19 to 9/30/20	14.52	0.61	—	(0.54)	0.07	(0.70)	—	(0.70)	—	(0.63)	13.89	0.63	285,572	0.61	0.64	4.35	81
Class R6
10/1/24 to 3/31/25(8)	$13.77	0.46	—	(0.24)	0.22	(0.49)	—	(0.49)	—	(0.27)	$13.50	1.62%	$13,991	0.55%	0.68%	6.79%	28%
10/1/23 to 9/30/24	13.25	0.94	—	0.55	1.49	(0.97)	—	(0.97)	—	0.52	13.77	11.68	14,294	0.55	0.67	6.93	59
10/1/22 to 9/30/23	12.74	0.89	—	0.47	1.36	(0.85)	—	(0.85)	—	0.51	13.25	11.00	12,953	0.56	0.69	6.75	43
10/1/21 to 9/30/22	14.48	0.68	—	(1.61)	(0.93)	(0.81)	—	(0.81)	—	(1.74)	12.74	(6.74)	10,501	0.55	0.66	4.87	56
10/1/20 to 9/30/21	13.89	0.66	—	0.83	1.49	(0.90)	—	(0.90)	—	0.59	14.48	10.95	21,117	0.55	0.63	4.59	69
10/1/19 to 9/30/20	14.52	0.62	—	(0.54)	0.08	(0.71)	—	(0.71)	—	(0.63)	13.89	0.70	33,741	0.55	0.56	4.49	81

NFJ Emerging Markets Value Fund
Class A
10/1/24 to 3/31/25(8)	$17.15	0.02	—	(0.59)	(0.57)	(0.17)	—	(0.17)	—	(0.74)	$16.41	(3.28) %	$4,104	1.14% (17)	2.16%	0.21%	29%
10/1/23 to 9/30/24	15.59	0.12	—	1.65	1.77	(0.21)	—	(0.21)	—	1.56	17.15	11.52	4,894	1.18 (17)	1.71	0.76	119
10/1/22 to 9/30/23	13.47	0.16	—	2.32	2.48	(0.36)	—	(0.36)	—	2.12	15.59	18.52	6,606	1.14	1.71	1.03	92
10/1/21 to 9/30/22	20.11	0.09	—	(6.70)	(6.61)	(0.03)	—	(0.03)	—	(6.64)	13.47	(32.92)	8,246	1.15	1.53	0.52	83
10/1/20 to 9/30/21	18.09	0.05	—	2.17	2.22	(0.20)	—	(0.20)	—	2.02	20.11	12.24	15,565	1.14	1.50	0.26	56
10/1/19 to 9/30/20	15.55	0.15	—	2.58	2.73	(0.19)	—	(0.19)	—	2.54	18.09	17.63	14,907	1.14	1.64	0.89	105
Class C
10/1/24 to 3/31/25(8)	$16.99	(0.04)	—	(0.57)	(0.61)	(0.17)	—	(0.17)	—	(0.78)	$16.21	(3.60) %	$270	1.89% (17)	2.94%	(0.56) %	29%
10/1/23 to 9/30/24	15.48	— (10)	—	1.63	1.63	(0.12)	—	(0.12)	—	1.51	16.99	10.66	309	1.93 (17)	2.52	(0.01)	119
10/1/22 to 9/30/23	13.40	0.05	—	2.29	2.34	(0.26)	—	(0.26)	—	2.08	15.48	17.57	463	1.89	2.44	0.35	92
10/1/21 to 9/30/22	20.12	(0.05)	—	(6.67)	(6.72)	—	—	—	—	(6.72)	13.40	(33.40)	476	1.90	2.24	(0.25)	83
10/1/20 to 9/30/21	18.07	(0.11)	—	2.17	2.06	(0.01)	—	(0.01)	—	2.05	20.12	11.40	914	1.89	2.25	(0.51)	56
10/1/19 to 9/30/20	15.56	0.03	—	2.57	2.60	(0.09)	—	(0.09)	—	2.51	18.07	16.75	1,016	1.89	2.37	0.16	105
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
NFJ Emerging Markets Value Fund (Continued)
Institutional Class
10/1/24 to 3/31/25(8)	$17.05	0.03	—	(0.57)	(0.54)	(0.17)	—	(0.17)	—	(0.71)	$16.34	(3.12) %	$10,749	0.89% (17)	1.88%	0.40%	29%
10/1/23 to 9/30/24	15.49	0.15	—	1.65	1.80	(0.24)	—	(0.24)	—	1.56	17.05	11.81	14,889	0.93 (17)	1.48	0.97	119
10/1/22 to 9/30/23	13.39	0.19	—	2.31	2.50	(0.40)	—	(0.40)	—	2.10	15.49	18.78	30,855	0.89	1.40	1.27	92
10/1/21 to 9/30/22	19.98	0.13	—	(6.65)	(6.52)	(0.07)	—	(0.07)	—	(6.59)	13.39	(32.75)	44,679	0.89	1.24	0.75	83
10/1/20 to 9/30/21	18.01	0.11	—	2.15	2.26	(0.29)	—	(0.29)	—	1.97	19.98	12.50	122,736	0.89	1.27	0.50	56
10/1/19 to 9/30/20	15.48	0.19	—	2.57	2.76	(0.23)	—	(0.23)	—	2.53	18.01	17.95	115,817	0.89	1.34	1.18	105

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(10)	Amount is less than $0.005 per share.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(14)	Payment from affiliate had no impact on total return.
(15)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(16)	Includes interest expense on borrowings.
(17)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2025, and year ended September 30, 2024 were 1.14% (Class A), 1.89% (Class C), 0.89% (Institutional class).
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025
Note 1. Organization
Virtus Strategy Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 6 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Water Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Convertible Fund, Global Allocation Fund, International Small-Cap Fund and Newfleet Short Duration High Income Fund offer Class A shares, Class C shares, Institutional Class shares, and Class R6 Shares. The Duff & Phelps Water Fund and NFJ Emerging Markets Value Fund offer Class A shares, Class C shares and Institutional Class shares.
Class A shares of Newfleet Short Duration High Income Fund are sold with a front-end sales charge of up to 2.25% with some exceptions. Class A shares of all Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Newfleet Short Duration High Income Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Convertible Fund, Global Allocation Fund and International Small-Cap Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares. Institutional Class shares are sold without a front-end sales charge or CDSC.
Effective May 10, 2024, existing Class P shares of each of the Funds were converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Virtus Convertible Fund and Virtus Global Allocation Fund were converted to Institutional Class shares of each respective Fund.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Virtus Duff and Phelps Water Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges, if any, related to Virtus Duff and Phelps Fund’s closing agreement liability are presented as European Union tax reclaim contingent fees in the Statement of Operations and its estimated closing agreement liability is presented as European Union tax reclaim contingent fees payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
J.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally Secured Overnight Funding Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not

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March 31, 2025
represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
M.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of March 31, 2025, none of the Funds were lending under the agreement with BNY.
N.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended March 31, 2025, the Global Allocation Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s

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March 31, 2025
Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the six months ended March 31, 2025, none of the Funds entered into forward foreign currency exchange contracts.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
At March 31, 2025, the Global Allocation Fund did not hold any credit index swaps.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at March 31, 2025:
Statement Line Description	Primary Risk	Global Allocation Fund
Asset Derivatives
Variation margin payable on futures contracts(1)	Equity contracts	$22
Variation margin payable on futures contracts(1)	Foreign currency contracts	9
Variation margin payable on futures contracts(1)	Interest rate contracts	27
Total Assets		$58
Liability Derivatives
Variation margin payable on futures contracts(1)	Equity contracts	$(259)
Variation margin payable on futures contracts(1)	Foreign currency contracts	(7)
Variation margin payable on futures contracts(1)	Interest rate contracts	(24)
Total Liabilities		$(290)

(1)	Represents cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended March 31, 2025:
Statement Line Description	Primary Risk	Global Allocation Fund
Net Realized Gain (Loss) from
Futures	Equity contracts	$(479)
Futures	Foreign currency contracts	(131)
Futures	Interest rate contracts	(535)
Swaps	Credit contracts	5
Total		$(1,140)
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Equity contracts	$(757)
Futures	Foreign currency contracts	(74)
Futures	Interest rate contracts	(7)
Swaps	Credit contracts	(4)
Total		$(842)

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended March 31, 2025.
Global Allocation Fund
Futures Contracts - Long Positions(1)	$(20)
Futures Contracts - Short Positions(1)	55
Credit Default Swap Contracts - Sell Protection(2)	367
(1) Average unrealized for the period.
(2) Notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Global Allocation Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of March 31, 2025:

At March 31, 2025, the Funds’ derivative assets and liabilities (by type) are as follows:
	Global Allocation Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$64
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$64
Derivatives not subject to a MNA or similar agreement	—	(64)
Total assets and liabilities subject to a MNA	$—	$—

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”) (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
Fund	Advisory Fee
Convertible Fund	0.57%
Duff & Phelps Water Fund	0.95
Global Allocation Fund	0.70
International Small-Cap Fund	1.00
Newfleet Short Duration High Income Fund	0.48
NFJ Emerging Markets Value Fund	0.85
During the six months ended March 31, 2025, the Global Allocation Fund invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the six months ended March 31, 2025, the waiver amounted to $109 for the Global Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Convertible Fund	Voya IM(1)
Duff & Phelps Water Fund	Duff & Phelps(2)
Global Allocation Fund	VA(3), (4), (5)
International Small-Cap Fund	VA(5)
Newfleet Short Duration High Income Fund	Newfleet(3)
NFJ Emerging Markets Value Fund	NFJ(6)
(1)	Voya Investment Management Co. LLC (“Voya IM”).
(2)	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus.
(4)	Virtus Multi-Asset, a division of Virtus Advisers, LLC (“VA”), an indirect wholly-owned subsidiary of Virtus.
(5)	Virtus Systematic, a division of Virtus Advisers, LLC (“VA”), an indirect wholly-owned subsidiary of Virtus.
(6)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2026, and February 1, 2027, for the Convertible Fund and Duff & Phelps Water Fund. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Institutional Class	Class R6
Convertible Fund	0.96%	1.73%	0.71%	0.62%
Duff & Phelps Water Fund	1.22	1.97	0.93	N/A
Global Allocation Fund	0.52	1.27	0.29	0.22
International Small-Cap Fund	1.25	2.00	1.04	1.00
Newfleet Short Duration High Income Fund	0.86	1.11	0.60	0.55
NFJ Emerging Markets Value Fund	1.14	1.89	0.89	N/A
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Expiration
Fund	2025	2026	2027	2028	Total
Convertible Fund
Class A	$ 220	$ 311	$ 230	$ 110	$ 871
Class C	51	88	76	36	251
Institutional Class	799	1,328	1,187	687	4,001
Class R6	— (1)	— (1)	1	1	2
Duff & Phelps Water Fund
Class A	339	584	569	280	1,772
Class C	69	111	98	43	321
Institutional Class	479	774	879	532	2,664
Global Allocation Fund
Class A	108	226	222	110	666
Class C	6	13	11	5	35
Institutional Class	18	34	33	18	103
Class R6	459	1,051	760	308	2,578
International Small-Cap Fund
Class A	10	18	20	9	57
Class C	1	1	1	— (1)	3
Institutional Class	43	94	83	46	266
Class R6	48	83	89	55	275
Newfleet Short Duration High Income Fund
Class A	80	156	150	83	469
Class C	43	87	69	36	235
Institutional Class	235	389	469	343	1,436
Class R6	9	9	18	9	45
NFJ Emerging Markets Value Fund
Class A	24	42	29	22	117
Class C	1	3	2	2	8
Institutional Class	146	194	131	59	530
(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2025, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2025, it retained net commissions of $20 for Class A shares and CDSC of $—* and $7 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares (0.50% for Newfleet Short Duration High Income Fund). Prior to May 10, 2024, Administrative Class shares paid a 0.25% Administrative Distribution fee. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
*Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2025, the Funds incurred administration fees totaling $1,299 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2025, the Funds incurred transfer agent fees totaling $581 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Global Allocation Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the six months ended March 31, 2025, is as follows:

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Global Allocation Fund
Affiliated Mutual Funds—18.3%
Virtus Duff & Phelps Water Fund Institutional Shares(3)	$4,437	$319	$—	$—	$(629)	$4,127	220,305	$32	$287
Virtus KAR Mid-Cap Core Fund Class R6(3),(4)	4,708	—	—	—	(339)	4,369	75,547	—	—
Virtus SGA International Growth Fund Class R6(3)	7,182	1,515	—	—	(1,927)	6,770	933,825	—	1,515
Virtus Silvant Focused Growth Fund Class R6(3)	9,517	489	—	—	(872)	9,134	132,075	—	490
	$25,844	$2,323	$—	$—	$(3,767)	$24,400		$32	$2,292
Affiliated Exchange-Traded Fund—2.1%
Virtus Duff & Phelps Clean Energy ETF(3)	2,889	301	—	—	(469)	2,721	163,001	15	—
Total	$28,733	$2,624	$—	$—	$(4,236)	$27,121		$47	$2,292
Footnote Legend:
(1)	The Global Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2025, the Fund was the owner of record of 50% of the Virtus Duff & Phelps Clean Energy ETF and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2025.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the six months ended March 31, 2025, were as follows:
	Purchases	Sales
Convertible Fund	$1,017,493	$1,155,003
Duff & Phelps Water Fund	85,355	158,784
Global Allocation Fund	29,264	26,946
International Small-Cap Fund	16,139	18,897
Newfleet Short Duration High Income Fund	192,811	161,950
NFJ Emerging Markets Value Fund	4,672	8,458
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2025, were as follows:
	Purchases	Sales
Global Allocation Fund	$2,015	$1,430
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Convertible Fund				Duff & Phelps Water Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	270	$9,816	402	$13,080	472	$9,433	715	$14,269
Reinvestment of distributions	55	1,977	121	3,993	671	12,806	312	5,940
Shares repurchased	(556)	(20,123)	(2,248)	(72,588)	(1,391)	(27,679)	(2,008)	(39,748)
Net Increase / (Decrease)	(231)	$(8,330)	(1,725)	$(55,515)	(248)	$(5,440)	(981)	$(19,539)
Class C
Shares sold	32	$1,212	84	$2,753	40	$759	207	$3,862
Reinvestment of distributions	15	547	32	1,073	122	2,164	55	980
Shares repurchased	(235)	(8,646)	(715)	(23,573)	(332)	(6,207)	(744)	(13,850)
Net Increase / (Decrease)	(188)	$(6,887)	(599)	$(19,747)	(170)	$(3,284)	(482)	$(9,008)
Institutional Class
Shares sold	2,673	$96,171	13,787	$442,935	1,108	$21,554	8,681	$182,197
Reinvestment of distributions	439	15,432	746	24,066	1,340	24,915	450	8,381
Shares repurchased	(4,670)	(165,152)	(10,709)	(336,854)	(3,601)	(69,261)	(3,857)	(75,806)
Net Increase / (Decrease)	(1,558)	$(53,549)	3,824	$130,147	(1,153)	$(22,792)	5,274	$114,772
Class R6
Shares sold	234	$8,482	13	$395	—	$—	—	$—
Reinvestment of distributions	2	53	—(1)	10	—	—	—	—
Shares repurchased	(11)	(390)	(3)	(110)	—	—	—	—
Net Increase / (Decrease)	225	$8,145	10	$295	—	$—	—	$—

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Global Allocation Fund				International Small-Cap Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	30	$322	89	$900	3	$92	9	$261
Reinvestment of distributions	83	865	82	809	3	93	7	183
Shares repurchased	(253)	(2,692)	(651)	(6,558)	(9)	(265)	(27)	(800)
Net Increase / (Decrease)	(140)	$(1,505)	(480)	$(4,849)	(3)	$(80)	(11)	$(356)
Class C
Shares sold	5	$51	13	$139	—(1)	$4	1	$16
Reinvestment of distributions	2	25	3	28	—(1)	2	—(1)	4
Shares repurchased	(19)	(213)	(72)	(759)	(—) (1)	(3)	(4)	(110)
Net Increase / (Decrease)	(12)	$(137)	(56)	$(592)	—(1)	$3	(3)	$(90)
Institutional Class
Shares sold	15	$159	182	$1,845	25	$754	197	$6,101
Reinvestment of distributions	17	168	15	145	20	592	19	565
Shares repurchased	(123)	(1,288)	(200)	(1,984)	(36)	(1,103)	(133)	(4,075)
Net Increase / (Decrease)	(91)	$(961)	(3)	$6	9	$243	83	$2,591
Class R6
Shares sold	559	$5,716	2,080	$20,767	40	$1,193	479	$14,762
Reinvestment of distributions	330	3,289	511	4,840	28	811	22	646
Shares repurchased	(1,178)	(12,036)	(10,066)	(97,935)	(105)	(3,195)	(111)	(3,377)
Net Increase / (Decrease)	(289)	$(3,031)	(7,475)	$(72,328)	(37)	$(1,191)	390	$12,031

	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,837	$25,372	2,130	$29,046	129	$2,073	297	$4,567
Reinvestment of distributions	264	3,634	496	6,744	3	44	5	80
Shares repurchased	(1,281)	(17,673)	(2,395)	(32,610)	(167)	(2,719)	(440)	(6,784)
Net Increase / (Decrease)	820	$11,333	231	$3,180	(35)	$(602)	(138)	$(2,137)
Class C
Shares sold	629	$8,720	824	$11,302	—(1)	$—(2)	—(1)	$3
Reinvestment of distributions	99	1,364	203	2,766	—(1)	3	—(1)	3
Shares repurchased	(726)	(10,073)	(1,427)	(19,482)	(1)	(25)	(12)	(185)
Net Increase / (Decrease)	2	$11	(400)	$(5,414)	(1)	$(22)	(12)	$(179)
Institutional Class
Shares sold	9,446	$129,120	21,503	$290,396	2	$30	228	$3,562
Reinvestment of distributions	1,013	13,793	1,504	20,274	8	128	27	407
Shares repurchased	(5,973)	(81,607)	(11,003)	(148,604)	(226)	(3,644)	(1,373)	(21,145)
Net Increase / (Decrease)	4,486	$61,306	12,004	$162,066	(216)	$(3,486)	(1,118)	$(17,176)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold	106	$1,444	754	$10,168	—	$—	—	$—
Reinvestment of distributions	4	51	21	279	—	—	—	—
Shares repurchased	(111)	(1,514)	(715)	(9,660)	—	—	—	—
Net Increase / (Decrease)	(1)	$(19)	60	$787	—	$—	—	$—
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of March 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Convertible Fund	32%	2
Duff & Phelps Water Fund	29	2
Global Allocation Fund	28	1
International Small-Cap Fund	81	1
Newfleet Short Duration High Income Fund	30	2
NFJ Emerging Markets Value Fund	69	1
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2025, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Water Fund	Water Utilities	35%
NFJ Emerging Markets Value Fund	Information Technology	28
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2025, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
This Credit Agreement has a scheduled termination date of July 3, 2025, however, the Funds may request at any time and from time to time to extend the termination date by 364 days.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Water Fund	$7	$3,919	5.43%	12
NFJ Emerging Markets Value Fund	—(1)	114	5.48	10
(1)	Amount is less than $500 (not in thousands).
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Convertible Fund	$ 1,186,322	$ 62,683	$ (45,941)	$ 16,742
Duff & Phelps Water Fund	366,910	181,098	(8,427)	172,671
Global Allocation Fund	125,628	6,299	(9,013)	(2,714)
International Small-Cap Fund	38,391	7,124	(2,015)	5,109
Newfleet Short Duration High Income Fund	635,187	3,916	(14,403)	(10,487)
NFJ Emerging Markets Value Fund	14,216	2,095	(1,417)	678
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Convertible Fund	$112,076	$—
International Small-Cap Fund	94	—
Newfleet Short Duration High Income Fund	47,084	147,352
NFJ Emerging Markets Value Fund	7,162	10,179
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited)
March 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended March 31, 2025, the Funds incurred independent Trustee’s fees totaling $110 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CONVERTIBLE FUND, VIRTUS DUFF & PHELPS WATER FUND, VIRTUS NEWFLEET SHORT DURATION HIGH INCOME FUND AND VIRTUS NFJ EMERGING MARKETS VALUE FUND AND CONSIDERATION OF ADVISORY AGREEMENT FOR VIRTUS GLOBAL ALLOCATION FUND AND VIRTUS INTERNATIONAL SMALL-CAP FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Strategy Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“DPIM”) with respect to Virtus Duff & Phelps Water Fund; among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), acting through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Short Duration High Income Fund; among the Trust, VIA and NFJ Investment Group, LLC (“NFJ”), with respect to Virtus NFJ Emerging Markets Value Fund and Virtus NFJ Global Sustainability Fund; and among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”), with respect to Virtus Convertible Fund (each of DPIM, VFIA, NFJ, and Voya, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2024, October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. It was noted that while the Board approved renewal of the Advisory Agreement with respect to the Virtus Global Allocation Fund and Virtus International Small-Cap Fund, it had separately approved entering into new subadvisory agreements for each of those Funds. Disclosure regarding the approval of the new subadvisers for those Funds is provided elsewhere in the Financials.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted questions to management and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Nature, Extent and Quality of Services
In response to Independent Trustee request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Convertible Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the first quarter, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark for the first quarter, 5-, and 10-year periods.
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1-year period, third quintile for the 3-year period, and first quintile for the 5- and 10-year periods.
Virtus Duff & Phelps Water Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the first quarter, 1-, and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the first quarter and 1-year periods and underperformed its benchmark for the 3-, 5- and 10-year periods.

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OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-year period, fourth quintile for the 3-year period, third quintile for the 5-year period, and first quintile for the 10-year period.
Virtus Global Allocation Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter, 1-, and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1-year period, third quintile for the 3-year period, and second quintile for the 5- and 10-year periods.
Virtus International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the first quarter, 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the first quarter and 1-year periods and underperformed its benchmark for the 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-year period, second quintile for the 3-year period, third quintile for the 5-year period, and fourth quintile for the 10-year period.
Virtus Newfleet Short Duration High Income Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter and outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-year period and first quintile for the 3-, 5- and 10-year periods.
Virtus NFJ Emerging Markets Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year to date, 1-, 3- and 5-year periods and outperformed the median of its Performance Universe 10-year period. The Board noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1- and 5-year periods, fourth quintile for the 3-year period, and third quintile for the 10-year period.
The Board noted that each Fund other than Virtus NFJ Emerging Markets Value Fund had changed from a prior subadviser in July of 2022, so that some of the performance considered was that of the prior subadviser. The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Funds’ underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, highest in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Convertible Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus Duff & Phelps Water Fund. The Board considered that the Fund’s net management fee was in the fourth quintile and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and the net total expenses after waivers were below the median of the Expense Group.
Virtus Global Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and the net total expenses after waivers were below the median of the Expense Group.
Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.

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OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Virtus Newfleet Short Duration High Income Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus NFJ Emerging Markets Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers and the profitability to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Voya, the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations for at least another year. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, DPIM, NFJ and VFIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA, DPIM, NFJ and VFIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA and its affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
CONSIDERATION OF SUBADVISORY AGREEMENTS FOR VIRTUS GLOBAL ALLOCATION FUND AND VIRTUS INTERNATIONAL SMALL-CAP FUND (the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Strategy Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of advisory and subadvisory agreements for the Trust. At meetings held on August 27, 2024, October 29, 2024 and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), approved the proposal to appoint (1) each of Virtus Fixed Income Advisers, LLC - operating through its division Newfleet Asset Management (“Newfleet”) (allocated portion of the Fund only); Virtus Multi-Asset, a division of Virtus Advisers LLC (“VA”) (allocated portion of the Fund only), and Virtus Systematic, a division of VA (allocated portion of the Fund only), as subadvisers to Virtus Global Allocation Fund (each of Newfleet, Virtus Multi-Asset and Virtus Systematic, a “Subadviser” and collectively, the “Subadvisers”); and (2) Virtus Systematic as subadviser to Virtus International Small-Cap Fund. With respect to the Virtus Global Allocation Fund and the Virtus International Small-Cap Fund, the Trustees approved new investment subadvisory agreements with each Subadviser (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”). The Board noted that Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) had been serving as the investment adviser to the respective Fund utilizing the same portfolio management teams prior to the approval to appoint the Subadvisers, and that transitioning each team to serve from a separate subadviser was part of an internal restructuring.
In considering the approval of each Subadvisory Agreement, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and the applicable Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the approval of each applicable Subadvisory Agreement would be in the best interests of the Fund and its respective shareholders. The Board noted the affiliation of each of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management and considered the responses provided. For each Sub-Advisory Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposals in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Approval
In making its determination with respect to each Subadvisory Agreement, the Board considered various factors, including:
Nature, extent, and quality of the services to be provided.
In response to Independent Trustee request, the Trustees received in advance of the Meetings information provided by each Subadviser, in the form of an extensive questionnaire concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadviser would provide portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the applicable Subadvisory Agreement. In considering the approval of the Subadvisory Agreements, the Trustees considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) the Subadviser’s brokerage and trading practices. The Board also took into account its knowledge of each portfolio management team’s services and the quality of the performance of its duties with respect to the applicable Fund while serving as part of VIA. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services to be provided by each Subadviser to the applicable Fund(s) were satisfactory and that there was a reasonable basis on which to conclude that each Subadviser would provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Global Allocation Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter, 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fourth quintile of the comparative performance for the 1-year period, third quintile for the 3-year period, and second quintile for the 5- and 10-year periods.
Virtus International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the first quarter, 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the comparative performance for the 1-year period, second quintile for the 3-year period, third quintile for the 5-year period, and fourth quintile for the 10-year period.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, highest in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also considered information containing comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees.
The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Global Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.
Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.
Profitability and Economies of Scale.
In considering the projected profitability to each Subadviser in connection with its relationship to the respective Fund(s), the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the advisory fees that it receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. The Board also noted that it had previously determined that the advisory fees paid to VIA were reasonable. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. As a result, the Board concluded that the expected profitability to the Subadvisers was not excessive in light of the quality of the services expect to be rendered to the Funds by the Subadvisers as well as other factors. With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate to be paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by the Subadvisers and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser and Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in each Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of the Adviser and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers in providing subadvisory services to the Funds, other than the fee to be earned under the applicable Subadvisory Agreement.
The Board considered that there may be certain indirect or ancillary benefits which may accrue to the Sub-Advisers and its affiliates, including, but not limited to,: (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of each Subadvisory Agreement was in the best interests of the respective Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to each Fund.

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VIRTUS STRATEGY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8069	05-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Strategy Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/2/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	6/1/2025

*	Print the name and title of each signing officer under his or her signature.